THE RODNEY SQUARE
STRATEGIC EQUITY FUND

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                                  ANNUAL REPORT
                                DECEMBER 31, 1998

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THE RODNEY SQUARE STRATEGIC EQUITY FUND
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    PRESIDENT'S MESSAGE
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DEAR SHAREHOLDER:

     The management of the Rodney Square Strategic Equity Fund is pleased to report to you on the activity of the Fund for the period ended December 31, 1998.

PERFORMANCE REVIEW

     The Large Cap Growth Equity Portfolio had a total return of 23.58% for the fiscal year ended December 31, 1998. This return consisted of an increase in net asset value per share from $21.37 on December 31, 1997 to $23.59 on December 31, 1998, plus distributions per share of $2.79. The Portfolio's performance trailed the reported return of 38.71% for the Russell 1000 Growth Index for the same period. Wilmington Trust Company ("WTC"), the Portfolio's advisor, assisted the Portfolio's return by limiting total expenses of the Portfolio.

     The Large Cap Value Equity Portfolio had a total return of (4.79)% from the Portfolio's commencement of operations on June 29, 1998 to December 31, 1998. This return consisted of a decrease in net asset value per share from $10.00 on June 29, 1998 to $9.30 on December 31, 1998, plus distributions per share of $0.22. The Portfolio's performance trailed the reported return of 3.10% for the Russell 1000 Value Index for the same period. WTC, the Portfolio's advisor, assisted the Portfolio's return by limiting total expenses of the Portfolio.

     The Small Cap Equity Portfolio had a total return of (6.03)% from the Portfolio's commencement of operations on June 29, 1998 to December 31, 1998. This return consisted of a decrease in net asset value per share from $10.00 on June 29, 1998 to $9.36 on December 31, 1998, plus distributions per share of $0.04. The Portfolio's performance slightly outperformed the reported return of (7.12)% for the Russell 2000 Index for the same period. WTC, the Portfolio's advisor, assisted the Portfolio's return by limiting total expenses of the Portfolio.

     The International Equity Portfolio had a total return of (0.70)% from the Portfolio's commencement of operations on June 29, 1998 to December 31, 1998. This return consisted of a decrease in net asset value per share from $10.00 on June 29, 1998 to $9.82 on December 31, 1998, plus distributions per share of $0.11. The Portfolio's performance trailed the reported return of 3.51% for the Morgan Stanley Capital International Europe, Australia and Far East Index (the "MSCI EAFE Index") for the same period. WTC, the Portfolio's advisor, assisted the Portfolio's return by limiting total expenses of the Portfolio.

ECONOMIC ENVIRONMENT

     From a global standpoint, the major economic catalysts for the year were quite diverse. While the domestic economy continued to display a utopian combination of strong growth and low inflation, foreign markets reflected both continuing strength in Europe and an ongoing struggle in Asia and Latin America.

     The American economy continued to celebrate a "Golden Age" of high employment, low inflation, strong consumer spending, and individual investor confidence that propelled record levels of cash flows into equity mutual funds. Interest rates cooperated heroically, as long term rates on U.S. Treasury issues fell to historic lows and lower mortgage rates provided substantial economic fuel to individual consumers and investors. The year was not without its challenges, however, as economic shocks from abroad briefly, but significantly, interrupted the celebration of prosperity during the third quarter. These challenges continued to weigh on the market, as corporate profits weakened for the year, yields on most non-Treasury fixed income securities moved up significantly from their lows, and cash flows into equity mutual funds moderated after the late summer correction.


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     Internationally,   Europe   continued  to  thrive  in  an   environment  of
consolidation, efficiency, and an increased focus on enhancing shareholder value. However, the economic collapse of Russia in August interrupted the air of prosperity in Europe and the U.S., and hindered the revival efforts of other geographic sectors. Latin America's problems were aggravated when Russia collapsed, and mixed signals regarding Brazil's fiscal discipline dampened the region's attempts at recovery. In Asia, Japan's lack of will to fix its ailing fundamentals continued to hurt its standing in the global economic community and impeded regional recovery. Once again, its private economy contracted and only a revival in the yen's value brought U.S. investors a positive return on Japanese equity investments. The best available projections indicate that it will be at least another two years until Japan's economy expands, and even then, fiscal responsibility is a prerequisite.

     At year end, the United States equity market remained the world's capital market of choice, returning 28.6% (based on the Standard and Poor's 500 Index) for the year compared to 28.5% for the European component of the MSCI EAFE Index and 2.4% for the Far East component of the MSCI EAFE Index. Emerging markets as a group returned (25.3)%. While not earning the highest return among individual markets for the year, America's combination of efficiency, stability, currency strength, and free economic system enabled our nation to retain its status as the premier financial market in the world.

LARGE CAP GROWTH EQUITY PORTFOLIO

     The Large Cap Growth Equity Portfolio (the "Growth Portfolio") returned 23.6% for the year ended December 31, 1998. The Standard & Poor's 500 Index ("S & P 500 Index"), an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, achieved a gain of 28.6% for the same period. The
Russell 1000 Growth Index returned 38.7% for the year. The Russell 1000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. Approximately 70% of those stocks are placed in either the Growth or Value Index. The remaining stocks are placed in both indices with a weight proportional to their growth or value characteristics.

     Prior to February 23, 1998, the Growth Portfolio sought to achieve its investment objective by investing in securities of companies without regard to market capitalization and its performance for the last year reflects the relatively wide divergence between the returns on the stocks of large and small U.S. companies. Effective February 23, 1998, the Growth Portfolio's investment policies were amended to require the Growth Portfolio to invest substantially all of its assets in equity securities of companies with large market capitalizations with strong growth characteristics.

     As of the date of this report, the Growth Portfolio is well-diversified across every broad economic sector with particular emphasis in technology, pharmaceuticals and healthcare, and retailing. The Growth Portfolio's strategy continues to emphasize the purchase of stocks that possess, in the judgment of its investment adviser, WTC, above-average long-term sustainable earnings growth rates at reasonable prices. The Growth Portfolio's top ten holdings as of December 31, 1998, representing approximately 26.9% of the Portfolio's assets are:


     10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS     10 LARGEST HOLDINGS            PERCENT OF TOTAL ASSETS
     -------------------         -----------------------     -------------------            -----------------------

     Cisco Systems, Inc.                   3.2%               General Electric Co.                    2.8%
     Home Depot, Inc.                      3.1                Compaq Computer Corp.                   2.4
     Merck & Co.                           3.0                Airtouch Communications, Inc.           2.3
     MCI Worldcom, Inc.                    3.0                Tyco International Ltd.                 2.2
     Staples, Inc.                         2.8                Johnson & Johnson Co.                   2.1



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     The following graph compares the Growth Portfolio,  the Russell 1000 Growth
Index and the S&P 500 Index, for the past 10 fiscal years ended December 31, 1998. Prior to February 23, 1998, the Growth Portfolio was managed by 2 or 3 different portfolio advisers. In addition, as discussed earlier, the Portfolio operated under certain different investment policies.


                        LARGE CAP GROWTH EQUITY PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*


                           Average Annual Total Return
--------------------------------------------------------------------------------
                            1 YEAR      5 YEAR      10 YEAR
                           --------    --------    ---------
Growth Portfolio             23.58%     20.19%      17.67%
Russell 1000 Growth
   Index                     38.71%     25.70%      20.57%
S&P 500 Index                28.58%     24.06%      19.19%
--------------------------------------------------------------------------------

                             CHART (GRAPHIC OMITTED)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Growth
                         Portfolio    Russell 1000 Growth Index    S&P 500 Index
12/31/88                  $10,000                $10,000              $10,000
12/31/89                  $12,715                $13,592              $13,149
12/31/90                  $11,806                $13,557              $12,732
12/31/91                  $16,710                $19,137              $16,622
12/31/92                  $17,704                $20,094              $17,897
12/31/93                  $20,283                $20,677              $19,685
12/31/94                  $20,236                $21,227              $19,943
12/31/95                  $25,989                $29,121              $27,408
12/31/96                  $32,291                $35,854              $33,731
12/31/97                  $41,171                $46,786              $44,984
12/31/98                  $50,879                $64,897              $57,831

       Growth Portfolio       Russell 1000 Growth Index         S&P 500 Index


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  * Past  performance  is not  necessarily  indicative  of  future  results.  An investment in the Portfolio is neither  insured nor guaranteed by WTC or any
    other  banking  institution,   the  U.S.  Government,  the  Federal  Deposit
    Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Returns are higher due to WTC's maintenance of the Portfolio's expenses. The Russell 1000 Growth Index and the S&P500 Index are unmanaged stock market indices without any associated expenses and the returns assume reinvestment of all dividends.You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors, Inc. See Financial Highlights on page 27.


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LARGE CAP VALUE EQUITY PORTFOLIO

     The Large Cap Value Equity Portfolio (the "Value Portfolio") and its predecessor, the Wilmington Trust Value Stock Fund (the "Value Stock Fund"), returned a combined (2.8)% for the year ended December 31, 1998.1 The S&P 500 Index, an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, achieved a gain of 28.6% for the same period. The Russell 1000 Value Index returned 3.1% for the year. The Russell 1000 Value Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. Approximately 70% of the stocks are placed in either the Growth or Value Index. The remaining stocks are placed in both indices with a weight proportional to their growth or value characteristics.

     During the past year, stock market performance was very narrow and concentrated in the largest stocks in the S&P 500 Index. The largest 50 stocks, by market cap, contributed nearly 80% of the return achieved by the S&P 500 Index in 1998. Given the Value Portfolio's value style, the majority of these stocks are exceedingly overvalued, in our opinion. The stocks held in the portfolio during the year were, on average, much smaller in market capitalization than the largest 50 stocks in the S&P 500 and, just like the indices of smaller capitalization stocks, dramatically underperformed the S&P
500. The Value Portfolio's and the Value Stock Fund's performance was also hurt during the year by holdings in cyclical, economically sensitive stocks that underperformed the overall market due to fears about world economic conditions and a lack of exposure to strong performing sectors such as drug companies, commercial banks, and telecommunications.

     As of the date of this report, the Value Portfolio is well-diversified across every broad economic sector with particular emphasis in insurance, utilities, health services, and retailing. The Value Portfolio's strategy continues to emphasize the purchase of stocks that are, in the judgment of its investment adviser, WTC, out-of-favor and undervalued relative to their past and potential long-term earnings. The Value Portfolio's top ten holdings as of December 31, 1998, representing approximately 27.5% of the Portfolio's assets are:



     10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS     10 LARGEST HOLDINGS            PERCENT OF TOTAL ASSETS
     ----------------            -----------------------     -------------------            -----------------------
     Texas Utilities Co.                   3.1%               Genuine Parts Co.                       2.7%
     Consolidated Edison, Inc.             2.9                Bergen Brunswig Corp.                   2.7
     American General Co.                  2.8                Johnson Controls, Inc.                  2.7
     Aetna, Inc.                           2.7                Consolidated Natural Gas Co.            2.6
     Supervalu, Inc.                       2.7                Fortune Brands, Inc.                    2.6



     The following graph compares the performance of the Value Portfolio and its predecessor, the Value Stock Fund, with that of the Russell 1000 Value Index and the S&P 500 Index. The Value Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Value Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different.



--------------------------------------------------------------------------------

1 The Value Stock Fund was a collective investment fund that was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"). On June 29, 1998, the Value Portfolio acquired all the assets and assumed all the liabilities of the Value Stock Fund.


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                        LARGE CAP VALUE EQUITY PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*
--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                                                               SINCE
                             SINCE                            INCEPTION
                            6/29/98      1 YEAR    5 YEAR     (12/1/91)
                           ---------    --------  --------   -----------
Value Portfolio/
   Value Stock Fund          (4.79)%    (2.75)%     14.30%    15.29%
Russell 1000 Value Index      3.10%     15.63%      20.86%    20.54%
S&P 500 Index                 9.24%     28.58%      24.06%    21.08%
--------------------------------------------------------------------------------

                             CHART (GRAPHIC OMITTED)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Value Portfolio/
               Value Stock Fund        Russell 1000 Value Index  S&P 500 Index
12/01/91            $10,000                     $10,000            $10,000
12/31/91            $10,893                     $10,838            $11,142
12/31/92            $12,362                     $12,334            $11,997
12/31/93            $14,062                     $14,569            $13,196
12/31/94            $13,832                     $14,279            $13,369
12/31/95            $18,587                     $19,754            $18,373
12/31/96            $22,650                     $24,025            $22,612
12/31/97            $28,211                     $32,477            $30,155
06/29/98            $28,817                     $36,427            $35,495
12/31/98            $27,437                     $37,556            $38,775

Value Portfolio (6/29/98-12/31/98)             Russell 1000 Value Index
Value Stock Fund (12/1/91-6/29/98)             S&P 500 Index

--------------------------------------------------------------------------------

  * Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by WTC or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Returns are higher due to WTC's maintenance of the Portfolio's expenses. The Russell 1000 Value Index and the S&P 500 Index are unmanaged stock market indices without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors,Inc. See Financial Highlights on page 28.


SMALL CAP EQUITY PORTFOLIO
     The Small Cap Equity Portfolio (the "Small Cap Portfolio") and its predecessor, the Wilmington Trust Small Cap Stock Fund (the "Small Cap Fund"), returned a combined (2.3)% for the year ended December 31, 1998.2 The Russell 2000 Index, comprised of stocks of the smallest 2,000 of the 3,000 largest U.S. companies based on market capitalization, returned (2.5)% for the year.
     The Small Cap Portfolio has a portion of the assets managed in a growth style and a portion of the assets managed in a value style. The purpose of the division is to dampen the volatility inherent in small cap portfolios. The growth portion of the portfolio returned 7.6% during the year which compared favorably with the Russell 2000 Growth Index which was up 1.1% for the year. Value based approaches had difficulty in the 1998 market environment and this portfolio was no exception. The value portion was down 10.9% compared to the Russell 2000 Value Index which was down 6.4%. The Russell 2000 Growth and Value Indices are subsets of the Russell 2000 Index that each have the characteristics (respectively) of growth and value oriented companies.
     As of the date of this report, the Small Cap Portfolio is well diversified across economic sectors with particular emphasis on healthcare, technology and capital goods. The Small Cap Portfolio has less than average exposure to basic industry, financials and REIT's. The strategy on the growth side is to purchase companies with a significant

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  2 The Small Cap Fund was a collective  investment fund that was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"). On June 29, 1998, the Value Portfolio acquired all the assets and assumed all the liabilities of the Value Stock Fund.


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and  sustainable  competitive  advantage  in their  respective  industries.  The strategy of the value side is to purchase stocks that appear undervalued relative to their past and potential long term earnings prospects. The Small Cap Portfolio's top ten holdings as of December 31, 1998, representing approximately 16.2% of the Portfolio's assets are:

     10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS     10 LARGEST HOLDINGS            PERCENT OF TOTAL ASSETS
     ----------------            -----------------------     -------------------            -----------------------
     Williams Sonoma, Inc.                 1.9%               Qlogic Corp.                            1.6%
     O'Reilly Automotive, Inc.             1.9                Sungard Data Systems, Inc.              1.4
     Acxiom Corp.                          1.9                Triumph Group                           1.4
     Linens 'N Things, Inc.                1.7                Fiserv, Inc.                            1.4
     Profit Recovery Group                 1.6                Conmed Corp.                            1.4


     The following graph compares the performance of the Small Cap Portfolio and its predecessor, the Small Cap Fund, with that of the Russell 2000 Index. The Small Cap Fund's performance has been adjusted to reflect the annual deducation of fees and expenses applicable to shares of the Small Cap Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Small Cap Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Small Cap Fund had been registered under the 1940 Act, its performance may have been different.

--------------------------------------------------------------------------------


                           SMALL CAP EQUITY PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                             SINCE                   SINCE
                            6/29/98     1 YEAR      4/1/97
                            -------     ------      ------
Small Cap Portfolio/
   Small Cap Fund            (6.03)%    (2.32)%     17.40%
Russell 2000 Index           (7.12)%    (2.54)%     13.99%
--------------------------------------------------------------------------------

                             CHART (GRAPHIC OMITTED)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      SMALL CAP PORTFOLIO/
                         SMALL CAP FUND      RUSSELL 2000 INDEX
4/1/97                       $10,000              $10,000
12/31/97                     $13,568              $12,904
6/29/98                      $14,104              $13,539
12/31/98                     $13,253              $12,575

Small Cap Portfolio (6/29/98-12/31/98)
Small Cap Fund (4/1/97-6/29/98)
Russell 2000 Index


  * Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by WTC or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Returns are higher due to WTC's maintenance of the Portfolio's expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.The Russell 2000 Index is an unmanaged stock market index without any associated expenses and the return assumes reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing.Distributed by Provident Distributors,Inc. See Financial Highlights on page 29.

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INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio (the "International Portfolio") attempts to achieve long-term capital appreciation by investing in equity securities of issuers located outside the United States. To achieve this objective, the International Portfolio employs a multi-manager approach and has appointed three investment management organizations as sub-advisors, each of which employs distinct investment approaches to achieve their objective.

     The International Portfolio and its predecessor, the Wilmington Trust International Fund (the "International Fund"), were well diversified during the past year in terms of both geographic and industry exposure.3 Perhaps most importantly, the International Portfolio was well positioned to take advantage of Europe's superiority among the regions of the world as it prepared for the January 1, 1999 debut of the new Euro currency, a potential competitor for the U.S. dollar. Collectively and within individual nations, consolidation and efficiency were themes being played out in Europe. Finland, Belgium, and Italy were among the world leaders for the year in equity returns. At year end, countries representing the European component of MSCI EAFE Index comprised 72.0% of the portfolio, with MSCI EAFE Index Asian markets (15.1%) and emerging markets (6.1%) representing smaller exposures. The International Portfolio has remained fully invested, with cash representing 6.0% of the Portfolio's net assets at year end. For the year, the International Portfolio and its predecessor performed competitively within the International Portfolio's peer group and underperformed the MSCI EAFE Index, primarily due to the Index' exclusion of emerging markets and its focus on large growth companies.

     The International Portfolio's top ten holdings as of December 31, 1998, representing approximately 12.2% of the Portfolio's assets are:


     10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS     10 LARGEST HOLDINGS            PERCENT OF TOTAL ASSETS
     -------------------         -----------------------     -------------------            -----------------------
     Aegon NV                              1.6%               Nestle SA                               1.2%
     Bank of Ireland                       1.4                Telecom Italia SPA di Risp              1.1
     Istituto Banc San Paolo Torino        1.4                Takeda Chemical Industries              1.0
     Novartis AG (Reg. Shares)             1.3                VEBA AG                                 1.0
     Irish Life PLC                        1.2                Telecom Italia SPA di Risp              1.0


--------------------------------------------------------------------------------

3 The International Fund was a collective investment fund that was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"). On June 29, 1998, the International Portfolio acquired all the assets and assumed all the liabilities of the International Fund.


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     The following graph compares the performance of the International Portfolio and the International Fund with that of the MSCI EAFE Index. The International Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the International Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Fund had been registered under the 1940 Act, its performance may have been different.


                         INTERNATIONAL EQUITY PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                             SINCE
                            6/29/98     1 YEAR      5 YEAR     10 YEAR
                            -------     ------      ------     -------
International Portfolio/
   International Fund        (0.70)%    13.48%       6.17%     9.06%
MSCI EAFE Index               3.51%     20.00%       9.19%     5.54%

--------------------------------------------------------------------------------

                             CHART (GRAPHIC OMITTED)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         International Portfolio/
              International Fund              MSCI EAFE Index
12/31/88           $10,000                         $10,000
12/31/89           $12,782                         $11,053
12/31/90           $10,815                          $8,461
12/31/91           $12,397                          $9,487
12/31/92           $12,374                          $8,333
12/31/93           $17,650                         $11,046
12/31/94           $17,410                         $11,904
12/31/95           $18,680                         $13,239
12/31/96           $20,287                         $14,040
12/31/97           $20,983                         $14,290
6/29/98            $23,981                         $16,566
12/31/98           $23,813                         $17,147

International Portfolio (6/29/98-12/31/98)
International Fund (12/31/88-6/29/98)
MSCI EAFE Index


--------------------------------------------------------------------------------

  * Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by WTC or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Returns are higher due to WTC's maintenance of the Portfolio's expenses. Please bear in mind that investing in foreign securities involves special risks such as currency fluctuation, less extensive regulation of foreign brokers and possible political instability. The MSCIEAFEIndex is an unmanaged index representing the market value weighted price of 1,100 stocks of the major stock exchanges in Europe, Australia and the Far East. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors,Inc. See Financial Highlights on page 30.


     We invite your questions and comments and thank you for your investment in the Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                   Sincerely,

                                   /S/  ROBERT J. CHRISTIAN

                                   Robert J. Christian
                                   President
February 12, 1999

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP GROWTH EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                        VALUE
                                                             SHARES    (NOTE 2)
                                                          ----------  ----------

COMMON STOCK -- 98.5%
  COMMUNICATION & BROADCASTING -- 5.3%
      Airtouch Communications, Inc.* .....................   70,500  $ 5,084,812
      MCI Worldcom, Inc.* ................................   94,000    6,744,500
                                                                     -----------
        TOTAL COMMUNICATION & BROADCASTING                            11,829,312
                                                                     -----------
  FINANCE & INSURANCE -- 7.6%
    INSURANCE CARRIERS -- 3.8%
      American International Group, Inc. .................   38,125    3,683,828
      Conseco, Inc. ......................................   25,000      764,062
      Equitable Cos., Inc. ...............................   26,000    1,504,750
      Protective Life Corp. ..............................   65,000    2,587,812
                                                                     -----------
                                                                       8,540,452
                                                                     -----------
    SECURITY & COMMODITY BROKERS,
    DEALERS & SERVICES -- 2.3%
      Raymond James Financial, Inc. ......................   30,000      633,750
      SunAmerica, Inc. ...................................   56,250    4,563,281
                                                                     -----------
                                                                       5,197,031
                                                                     -----------
    STATE & NATIONAL BANKS -- 1.5%
      Citigroup, Inc. ....................................   30,499    1,509,700
      State Street Corp. .................................   25,000    1,739,062
                                                                     -----------
                                                                       3,248,762
                                                                     -----------
        TOTAL FINANCE & INSURANCE                                     16,986,245
                                                                     -----------
MANUFACTURING -- 44.0%
  AIRCRAFT & AEROSPACE -- 2.7%
    Allied-Signal, Inc. ..................................   70,000    3,101,875
    United Technologies Corp. ............................   26,500    2,881,875
                                                                     -----------
                                                                       5,983,750
                                                                     -----------
  CHEMICAL & ALLIED PRODUCTS -- 2.8%
    Air Products & Chemicals, Inc. .......................   95,000    3,800,000
    Sigma Aldrich Corp. ..................................   85,000    2,496,875
                                                                     -----------
                                                                       6,296,875
                                                                     -----------

  COMPUTERS & OFFICE EQUIPMENT -- 10.4%
    Compaq Computer Corp. ................................  130,000    5,451,875
    Computer Associates International, Inc ...............   60,250    2,568,156
    Dell Computer Corp.* .................................   50,000    3,659,375
    Hewlett-Packard Co. ..................................   54,000    3,688,875
    Intel Corp. ..........................................   35,000    4,149,687
    Microsoft Corp.* .....................................   26,400    3,661,350
                                                                     -----------
                                                                      23,179,318
                                                                     -----------
  CONSUMER PRODUCTS -- 1.2%
    Fortune Brands, Inc. .................................   60,000    1,897,500
    Procter & Gamble Co. .................................    9,000      821,812
                                                                     -----------
                                                                       2,719,312
                                                                     -----------


                                                                          VALUE
                                                            SHARES      (NOTE 2)
                                                           ----------  ---------
ELECTRONICS -- 2.3%
  Analog Devices, Inc.* ..................................  120,000  $ 3,765,000
  Maxim Integrated Products, Inc.* .......................   30,200    1,319,362
                                                                     -----------
                                                                       5,084,362
                                                                     -----------
FOOD & BEVERAGE -- 3.2%
  Coca-Cola Co. ..........................................   20,000    1,337,500
  PepsiCo, Inc. ..........................................   85,000    3,479,688
  Sara Lee Corp. .........................................   80,000    2,255,000
                                                                     -----------
                                                                       7,072,188
                                                                     -----------
MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 4.9%

  General Electric Co. ...................................   61,000    6,225,813
  Tyco International Ltd. ................................   64,000    4,828,000
                                                                     -----------
                                                                      11,053,813
                                                                     -----------
MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.6%
  Illinois Tool Works, Inc. ..............................   62,000    3,596,000
                                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES-- 3.0%
  American Home Products Corp. ...........................   50,000    2,815,625
  Berkshire Hathaway, Inc. (B Shares) ....................    1,365    3,207,750
  Monsanto Co. ...........................................   15,000      712,500
                                                                     -----------
                                                                       6,735,875

                                                                     -----------
OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
  Schlumberger Ltd. ......................................   46,384    2,139,462
                                                                     -----------
PHARMACEUTICAL PREPARATIONS-- 6.9%
  Abbott Laboratories ....................................   55,000    2,695,000
  Amgen, Inc.* ...........................................   10,000    1,045,625
  Biogen, Inc.* ..........................................    7,000      581,000
  Bristol-Meyers Squibb Co. ..............................   20,000    2,676,250
  Chiron Corp.* ..........................................   50,000    1,309,375
  Johnson & Johnson Co. ..................................   55,000    4,613,125
  Schering-Plough Corp. ..................................   43,000    2,375,750
                                                                     -----------
                                                                      15,296,125
                                                                     -----------
PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.7%
  Baxter International, Inc. .............................   18,000    1,157,625
  Medtronic, Inc. ........................................   35,000    2,598,750
                                                                     -----------
                                                                       3,756,375
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT-- 1.4%
  Tellabs, Inc.* .........................................   20,000    1,371,250
  Uniphase Corp.* ........................................   27,000    1,873,125
                                                                     -----------
                                                                       3,244,375
                                                                     -----------
TOBACCO -- 0.9%
  Philip Morris Cos., Inc. ...............................   40,000    2,140,000
                                                                     -----------
    TOTAL MANUFACTURING ...........................................   98,297,830
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.
                                        9

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP GROWTH EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                        VALUE
                                                            SHARES     (NOTE 2)
                                                            -------   ----------
OIL & GAS -- 0.9%
    Enron Oil & Gas Co. ..................................  110,000  $ 1,897,500
                                                                     -----------
SERVICES -- 25.8%
  AMUSEMENT & RECREATIONAL SERVICES -- 2.2%
    Carnival Corp., (A Shares) ...........................   40,000    1,920,000
    Warner-Lambert Co. ...................................   39,000    2,932,313
                                                                     -----------
                                                                       4,852,313
                                                                     -----------
  BUSINESS SERVICES -- 7.9%
    Automatic Data Processing, Inc. ......................   30,500    2,445,719
    Corrections Corporation of America* ..................   73,000    1,286,625
    Equifax, Inc. ........................................   36,000    1,230,750
    Gartner Group, Inc.* .................................   60,000    1,275,000
    Halliburton Co. ......................................   59,500    1,762,688
    Interpublic Group of Cos., Inc. ......................   15,000    1,196,250
    Merck & Co., Inc. ....................................   46,000    6,793,625
    Williams Cos., Inc. ..................................   54,000    1,684,125
                                                                     -----------
                                                                      17,674,782
                                                                     -----------
  COMPUTER SERVICES -- 12.8%
    Acxiom Corp.* ........................................   70,000    2,170,000
    American Management Systems, Inc.* ...................   58,100    2,324,000
    Cisco Systems, Inc.* .................................   76,500    7,100,156
    IMS Health Inc. ......................................   46,500    3,507,844
    Network Associates, Inc.* ............................   60,000    3,975,000
    Oracle Corp.* ........................................   90,000    3,881,250
    Peoplesoft,  Inc.* ...................................   80,000    1,515,000
    Sterling Commerce, Inc.* .............................   10,000      450,000
    Sun Microsystems, Inc.* ..............................   20,000    1,712,500
    SunGard Data Systems, Inc.* ..........................   47,600    1,889,125
                                                                     -----------
                                                                      28,524,875
                                                                     -----------
  MEDICAL & HEALTH SERVICES -- 1.0%
    Healthsouth Corp.* ...................................  149,000    2,300,188
                                                                     -----------
  PERSONAL SERVICES -- 0.6%
    Service Corp. International ..........................   21,900      833,569
    Stewart Enterprises, Inc. ............................   29,100      647,475
                                                                     -----------
                                                                       1,481,044
                                                                     -----------
  SANITARY SERVICES -- 1.3%
    Waste Management, Inc. ...............................   60,715    2,830,837
                                                                     -----------
      TOTAL SERVICES ..............................................   57,664,039
                                                                     -----------

                                                                        VALUE
                                                            SHARES     (NOTE 2)
                                                           --------  -----------
  WHOLESALE & RETAIL TRADE -- 14.9%
    MISCELLANEOUS RETAIL STORES -- 5.1%
      Borders Group, Inc.* ...............................  100,000 $  2,493,750
      Costco Companies, Inc.* ............................   40,000    2,887,500
      Dayton Hudson Corp. ................................   30,000    1,627,500
      Dollar General Corp. ...............................   46,875    1,107,422
      Family Dollar Stores, Inc. .........................  150,000    3,300,000
                                                                    ------------
                                                                      11,416,172
                                                                    ------------
    RETAIL APPAREL & ACCESSORY STORES -- 1.3%
      Linens 'N Things, Inc.* ............................   75,000    2,971,875
                                                                    ------------
    RETAIL BUILDING MATERIAL-- 3.2%
      Home Depot, Inc. ...................................  115,000    7,036,563
                                                                    ------------
    RETAIL FURNITURE & APPLIANCE STORES -- 0.7%
      Williams Sonoma, Inc.* .............................   35,800    1,443,188
                                                                    ------------
    RETAIL OFFICE SUPPLIES -- 2.8%
      Staples, Inc. * ....................................  143,500    6,269,156
                                                                    ------------
    WHOLESALE CHEMICALS & DRUGS -- 1.8%
      Cardinal Health, Inc. ..............................   53,467    4,056,809
                                                                    ------------
        TOTAL WHOLESALE & RETAIL TRADE ...........................    33,193,763
                                                                    ------------
        TOTAL COMMON STOCK
          (COST $174,609,670) ....................................   219,868,689
                                                                    ------------


SHORT-TERM INVESTMENTS -- 1.7%
      Samson Street Fund -
      Money Market Portfolio                              1,924,062   1,924,062
      Temp Cash Fund - Dollar Series .................... 1,924,062   1,924,062
                                                                   ------------
        TOTAL SHORT-TERM INVESTMENTS
          (COST $3,848,124) ......................................    3,848,124
                                                                   ------------

Total Investments -- 100.2%
   (Cost $178,457,794)(DAGGER) ...................................  223,716,813

OTHER ASSETS AND
   LIABILITIES, NET-- (0.2%) .....................................     (565,337)
                                                                   ------------
NET ASSETS-- 100.0% .............................................. $223,151,476
                                                                   ============




*  Non-income producing security.

(DAGGER) The cost for Federal income tax purposes. At December 31, 1998, net unrealized appreciation was $45,259,019. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $52,774,539, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,515,520.


    The accompanying notes are an integral part of the financial statements.
                                       10

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS /DECEMBER 31, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                       VALUE
                                                             SHARES   (NOTE 2)
                                                            -------  -----------

COMMON STOCK -- 93.6%
  ELECTRIC, GAS & WATER UTILITIES -- 18.0%
      BEC Energy .........................................   26,300 $ 1,083,231
      Coastal Corp. ......................................   50,500   1,764,344
      Consolidated Edison, Inc. ..........................   51,300   2,712,488
      Consolidated Natural Gas Co. .......................   45,400   2,451,600
      Entergy Corp. ......................................   75,500   2,349,938
      Houston Industries, Inc. ...........................   42,100   1,352,463
      New Century Energies, Inc. .........................   44,900   2,188,875
      Texas Utilities Co. ................................   63,800   2,978,663
                                                                    -----------
        TOTAL ELECTRIC, GAS & WATER UTILITIES                        16,881,602
                                                                    -----------
  FINANCE & INSURANCE -- 17.5%
    INSURANCE CARRIERS -- 12.6%
      Aetna, Inc. ........................................   33,200   2,610,350
      Allmerica Financial Corp. ..........................   39,500   2,286,062
      American General Corp. .............................   34,200   2,667,600
      MBIA, Inc. .........................................   34,500   2,261,906
      Safeco Corp. .......................................   46,400   1,992,300
                                                                    -----------
                                                                     11,818,218
                                                                    -----------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 2.7%
      Chase Manhattan Corp. ..............................   19,800   1,347,637
      J.P. Morgan & Co., Inc. ............................   11,700   1,229,231
                                                                    -----------
                                                                      2,576,868
                                                                    -----------
    STATE & NATIONAL BANKS -- 2.2%
      Bank One Corp. .....................................   22,000   1,123,375
      First Union Corp. ..................................   15,100     918,269
                                                                    -----------
                                                                      2,041,644
                                                                    -----------
        TOTAL FINANCE & INSURANCE .................................  16,436,730
                                                                    -----------
  MANUFACTURING -- 32.1%
    CHEMICAL & ALLIED PRODUCTS -- 2.5%
      Great Lakes Chemical Corp. .........................   58,900   2,356,000
                                                                    -----------
    CONSUMER PRODUCTS -- 5.7%
      American Greetings Corp. ...........................   41,400   1,699,987
      American Home Products Corp. .......................   21,900   1,233,244
      Fortune Brands, Inc. ...............................   77,005   2,435,283
                                                                    -----------
                                                                      5,368,514
                                                                    -----------
    ELECTRONICS -- 7.5%
      Avnet, Inc. ........................................   30,967   1,873,503
      Emerson Electric Co. ...............................   18,200   1,138,637
      Harris Corp. .......................................   46,796   1,713,903
      Raytheon Co. (A shares) ............................   44,300   2,289,756
                                                                    -----------
                                                                      7,015,799
                                                                    -----------

                                                                        VALUE
                                                             SHARES    (NOTE 2)
                                                            -------  ----------
  IRON & STEEL -- 2.4%
    LTV Corp. ............................................  384,600 $ 2,235,487
                                                                    -----------
  MISCELLANEOUS MANUFACTURING INDUSTRIES -- 7.6%
    Cooper Industries, Inc. ..............................   42,000   2,002,875
    Genuine Parts Co. ....................................   77,200   2,581,375
    Johnson Controls, Inc. ...............................   43,100   2,542,900
                                                                    -----------
                                                                      7,127,150
                                                                    -----------
  OIL FIELD MACHINERY & EQUIPMENT -- 2.1%
    Baker Hughes, Inc. ...................................  113,600   2,009,300
                                                                    -----------
  PHARMACEUTICAL PREPARATIONS -- 1.9%
    Bausch & Lomb, Inc. ..................................    2,800     168,000
    Pharmacia & Upjohn, Inc. .............................   28,300   1,602,487
                                                                    -----------
                                                                      1,770,487
                                                                    -----------
  TEXTILES & APPAREL -- 2.4%
    VF Corp. .............................................   47,300   2,217,188
                                                                    -----------
      TOTAL MANUFACTURING .........................................  30,099,925
                                                                    -----------
OIL & GAS -- 1.3%
    Kerr-McGee Corp. .....................................   31,200   1,193,400
                                                                    -----------
      TOTAL OIL & GAS .............................................   1,193,400
                                                                    -----------
SERVICES -- 3.4%
    Columbia Healthcare Corp. ............................   91,900   2,274,525
    Meditrust Corp. ......................................   57,700     872,713
                                                                    -----------
      TOTAL SERVICES ..............................................   3,147,238
                                                                    -----------
WHOLESALE & RETAIL TRADE -- 16.7%
  MISCELLANEOUS RETAIL STORES -- 3.5%
    Dillards, Inc. (A shares) ............................   70,900   2,011,788
    Toys "R"  Us, Inc. * .................................   74,300   1,253,813
                                                                    -----------
                                                                      3,265,601
                                                                    -----------
  RETAIL EATING & DRINKING PLACES -- 1.5%
    Darden Restaurants ...................................   78,900   1,420,200
                                                                    -----------
  RETAIL FOOD STORES -- 5.2%
    Food Lion Inc. Class A ...............................  219,400   2,331,125
    Supervalu, Inc. ......................................   92,500   2,590,000
                                                                    -----------
                                                                      4,921,125
                                                                    -----------
  TRANSPORTATION -- 2.3%
    AMR Corp.* ...........................................   36,200   2,149,375
                                                                    -----------
  WHOLESALE MISCELLANEOUS -- 4.2%
    Bergen Brunswig Corp. ................................   73,933   2,578,413
    Unisource Worldwide,  Inc. ...........................  185,500   1,344,875
                                                                    -----------
                                                                      3,923,288
                                                                    -----------
      TOTAL WHOLESALE & RETAIL TRADE ..............................  15,679,589
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.
                                       11

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                        VALUE
                                                            SHARES      (NOTE 2)
                                                        ------------ ----------
  REAL ESTATE INVESTMENT TRUSTS -- 4.6%
      Archstone Communities Trust ...................      104,900  $ 2,124,225
      Post Properties, Inc. .........................       56,600    2,175,563
                                                                    -----------
        TOTAL REAL ESTATE INVESTMENT TRUSTS ......................    4,299,788
                                                                    -----------
        TOTAL COMMON STOCK
          (COST $82,999,503) .....................................   87,738,272
                                                                    -----------
SHORT-TERM INVESTMENTS -- 6.5%
      Samson Street Fund -
        Money Market Portfolio ......................    3,059,360    3,059,360
      Temp Cash Fund - Dollar Series ................    3,059,359    3,059,359
                                                                    -----------
        TOTAL SHORT-TERM INVESTMENTS
          (COST $6,118,719) ......................................    6,118,719
                                                                    -----------
TOTAL INVESTMENTS -- 100.1%
   (Cost $89,118,222)(DAGGER) ....................................   93,856,991
OTHER ASSETS AND
   LIABILITIES, NET-- (0.1%) .....................................     (77,419)
                                                                    -----------
NET ASSETS-- 100.0% ..............................................  $93,779,572
                                                                    ===========



     * Non-income  producing  security

     (DAGGER) The cost for Federal income tax purposes. At December 31, 1998, net unrealized appreciation was $4,738,769. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,086,992, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,348,223.


    The accompanying notes are an integral part of the financial statements.
                                       12

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                      VALUE
                                                          SHARES     (NOTE 2)
                                                        ----------   ----------

COMMON STOCK -- 96.6%
  COMMUNICATION & BROADCASTING -- 0.4%
      Abovenet Communications, Inc.* ................        10,000  $  210,000
      Primus Telecommunications Group, Inc.* ........         9,000     148,500
                                                                     ----------
        TOTAL COMMUNICATION & BROADCASTING ........................     358,500
                                                                     ----------

  ELECTRIC, GAS & WATER UTILITIES-- 3.6%
      Central Hudson Gas & Electric .................         9,200     411,700
      Commonwealth Energy Systems ...................        19,300     781,650
      Nevada Power Co. ..............................        23,500     611,000
      Northwest Natural Gas Co. .....................        24,800     641,700
      Rochester Gas and Electric Corp. ..............        17,000     531,250
                                                                     ----------
        TOTAL ELECTRIC, GAS & WATER UTILITIES .....................   2,977,300
                                                                     ----------
  FINANCE & INSURANCE -- 8.3%
    INSURANCE CARRIERS -- 4.1%
      Guaranteed Life Companies Inc. ................        19,800     366,300
      HCC Insurance Holdings, Inc. ..................        22,000     387,750
      Life USA Holding, Inc. ........................        47,500     611,562
      Medical Assurance, Inc.* ......................        11,000     363,687
      Protective Life Corp. .........................        19,200     764,400
      PXRE Corp. ....................................        19,700     493,731
      RenaissanceRe Holdings Limited ................        11,238     411,592
                                                                     ----------
                                                                      3,399,022
                                                                     ----------
    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 1.3%
      Affiliated Managers Group, Inc.* ..............        15,000     448,125
      JSB Financial, Inc. ...........................        11,000     598,125
                                                                     ----------
                                                                      1,046,250
                                                                     ----------
    SECURITY &  COMMODITY  BROKERS,  DEALERS &  SERVICES  -- 2.0%
      ARM  Financial Group, Inc.
        (A Shares) ..................................        34,500     765,469
      T & W Financial Corp.* ........................        65,000     731,250
      Waddell & Reed Financial, Inc. ................         5,000     118,437
                                                                     ----------
                                                                      1,615,156
                                                                     ----------
    STATE & NATIONAL BANKS -- 0.9%
      Commonwealth Bancorp., Inc. ...................        46,900     729,881
                                                                     ----------
        TOTAL FINANCE & INSURANCE .................................   6,790,309
                                                                     ----------
  MANUFACTURING -- 38.1%
    AIRCRAFT & AEROSPACE -- 1.4%
      Triumph Group, Inc.* ..........................        37,000   1,184,000
                                                                     ----------
    AUTOMOTIVE EQUIPMENT -- 1.2%
      Borge-Warner Automotive, Inc. .................         9,500     530,219
      Hayes Lemmerz International, Inc.* ............         7,000     211,312
      Lawson Products, Inc. .........................         9,600     220,800
                                                                     ----------
                                                                        962,331
                                                                     ----------

                                                                       VALUE
                                                            SHARES    (NOTE 2)
                                                           -------- -----------
CHEMICAL & ALLIED PRODUCTS-- 1.7%
  Bush Boake Allen, Inc.* ...............................    23,200  $  817,800
  Cambrex Corp. .........................................    20,000     480,000
  Tetra Technologies, Inc.* .............................     9,700     106,094
                                                                     ----------
                                                                      1,403,894
                                                                     ----------
COMPUTERS & OFFICE EQUIPMENT-- 3.6%
  Data General Corp.* ...................................    47,500     780,781
  Hyperion Solutions, Corp.* ............................    33,750     607,500
  Maxtor Corp.* .........................................    20,000     280,000
  QLogic Corp.* .........................................    10,000   1,308,750
                                                                     ----------
                                                                      2,977,031
                                                                     ----------
CONSUMER PRODUCTS -- 0.3%
  Gibson Greetings, Inc.* ...............................    19,800     235,125
                                                                     ----------
ELECTRONICS -- 1.8%
  Analog Devices, Inc.* .................................    15,100     473,762
  Burr-Brown Corp.* .....................................    24,975     585,352
  Lattice Semiconductor Corp.* ..........................     9,000     413,156
                                                                     ----------
                                                                      1,472,270
                                                                     ----------
FOOD AND BEVERAGE -- 0.5%
  Chiquita Brands International, Inc. ...................    44,000     420,750
                                                                     ----------
LIGHTING FIXTURES -- 1.5%
  Advanced Lighting Technologies,
    Inc.* ...............................................    40,300     392,925
  Juno Lighting, Inc. ...................................    34,100     797,087
                                                                     ----------
                                                                      1,190,012
                                                                     ----------
MANUFACTURED HOMES -- 0.2%
  Cavalier Homes, Inc. ..................................    13,125     149,297
                                                                     ----------
METAL PRODUCTS -- 1.4%
  Commercial Metals Co. .................................    15,900     441,225
  Commonwealth Industries, Inc. .........................    28,100     263,437
  Shiloh Industries, Inc.* ..............................    32,100     421,312
                                                                     ----------
                                                                      1,125,974
                                                                     ----------
MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 1.5%
  Marshall Industries* ..................................    20,600     504,700
  Mercury Computer Systems, Inc.* .......................    12,000     337,500
  Sensormatic Electronics Corp.* ........................    22,000     152,625
  Spectrian Corp.* ......................................    19,500     251,062
                                                                     ----------
                                                                      1,245,887
                                                                     ----------
MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 5.2%
  Applied Industrial Technologies, Inc. .................    22,875     317,391
  Brown & Sharpe Manufacturing Co. ......................
    (A Shares)* .........................................    43,600     348,800
  Cognex Corp. * ........................................    18,800     376,000
  DT Industries, Inc. ...................................    26,000     409,500
  Global Industrial Technologies, Inc.* .................    85,000     908,437

     The accompanying notes are an integral part of the financial statements
                                       13

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                         VALUE
                                                            SHARES     (NOTE 2)
                                                           --------    --------
      IDEX Corp. ........................................    27,100  $  663,950
      Terex Corp.* ......................................    14,500     414,156
      Titan International, Inc. .........................    31,000     294,500
      Varco International, Inc.* ........................    32,000     248,000
      Watts Industries, Inc. ............................    18,600     309,225
                                                                     ----------
                                                                      4,289,959
                                                                     ----------
    MISCELLANEOUS MANUFACTURING INDUSTRIES -- 3.0%
      Griffon Corp.* ....................................    82,400     875,500
      Harman International Industries ...................    16,910     644,694
      International Speedway Corp.
        (A Shares) ......................................    24,000     972,000
                                                                     ----------
                                                                      2,492,194
                                                                     ----------
    PAPER & PAPER PRODUCTS -- 0.7%
      Glatfelter (P.H.) Co. .............................    47,300     585,337
                                                                     ----------
    PHARMACEUTICAL PREPARATIONS -- 1.8%
      Agouron Pharmaceuticals, Inc.* ....................    12,000     705,000
      Cellegy Pharmaceuticals* ..........................    25,000      87,500
      Guilford Pharmaceuticals, Inc.* ...................    10,000     142,500
      Roberts Pharmaceuticals* ..........................    26,100     567,675
                                                                     ----------
                                                                      1,502,675
                                                                     ----------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 8.4%
      Anika Therapeutics Inc.* ..........................     3,240      17,415
      Closure Medical Corp.* ............................    15,000     447,187
      Conmed Corp.* .....................................    35,700   1,178,100
      Cryolife Inc.* ....................................    46,000     546,250
      Haemonetics Corp.* ................................    33,000     750,750
      Maxxim Medical, Inc.* .............................    27,500     818,125
      Mentor Corp. ......................................    28,000     656,250
      Protein Design Lab, Inc.* .........................    30,000     697,500
      Respironics, Inc.  * ..............................    33,700     675,053
      Theragenics Corp.* ................................    64,000   1,076,000
                                                                     ----------
                                                                      6,862,630
                                                                     ----------
    TELECOMMUNICATIONS EQUIPMENT-- 3.0%
      Allen Telecom, Inc.* ..............................    63,000     421,312
      Anadigics, Inc.* ..................................    15,100     172,706
      Black Box Corp.* ..................................    16,700     632,512
      Glenayre Technologies* ............................    60,700     269,356
      Network Equipment Technologies* ...................    38,000     391,875
      Xylan Corp.* ......................................    35,000     614,687
                                                                     ----------

                                                                      2,502,448
                                                                     ----------


                                                                      VALUE
                                                          SHARES     (NOTE 2)
                                                         --------    --------
    TEXTILES & APPAREL -- 0.9%
      Unifirst Corp. ....................................    20,000  $  456,250
      Wellman, Inc. .....................................    25,600     260,800
                                                                     ----------
                                                                        717,050
                                                                     ----------
        TOTAL MANUFACTURING .......................................  31,318,864
                                                                     ----------
  OIL & GAS -- 2.8%
      Devon Energy Corp. ................................    15,000     460,313
      Energen Corp. .....................................    33,600     655,200
      Pool Energy Service Co.* ..........................    57,900     626,044
      Tesoro Petroleum* .................................    46,100     558,962
                                                                     ----------
        TOTAL OIL & GAS ...........................................   2,300,519
                                                                     ----------
  REAL ESTATE INVESTMENT TRUSTS -- 1.9%
      American Health Properties, Inc. ..................    20,300     418,688
      Developers Diversified Realty Corp. ...............    30,700     544,925
      Kilroy Realty Corp. ...............................    25,300     581,900
                                                                     ----------
        TOTAL REAL ESTATE INVESTMENT TRUSTS .......................   1,545,513
                                                                     ----------
  SERVICES -- 21.4%
    BUSINESS SERVICES -- 3.5%
      CDI Corp. * .......................................    12,500     252,344
      Inacom Corp.* .....................................    18,900     281,138
      Norrell Corp. .....................................    34,600     510,350
      SOS Staffing Services, Inc.* ......................    24,000     174,000
      Sterling Commerce, Inc.* ..........................     1,673      75,285
      The Profit Recovery Group
        International, Inc.* ............................    35,000   1,310,313
      Towne Services, Inc. ..............................    35,000     245,000
                                                                    -----------
                                                                     2,848,430
                                                                    -----------
    COMPUTER SERVICES -- 9.7%
      Acxiom Corp.* .....................................    50,700   1,571,700
      Aspen Technology, Inc.* ...........................    20,000     290,000
      Boole & Babbage Inc.* .............................    22,612     665,641
      Ceridian Corp.* ...................................     9,200     642,275
      Computer Task Group, Inc.* ........................    22,200     602,175
      Factset Research Systems, Inc.* ...................    17,200   1,062,100
      Fiserv, Inc. * ....................................    23,000   1,183,063
      Mastech Corp.* ....................................    26,200     749,975
      SunGard Data Systems, Inc.* .......................    30,000   1,190,625
                                                                     ----------
                                                                      7,957,554
                                                                     ----------
    MEDICAL & HEALTH SERVICES -- 2.8%
      Healthplan Services Corp. .........................    60,500     695,750
      Integrated Health Services, Inc. ..................    40,300     569,238
      New American Healthcare Corp. .....................    30,000     335,625
      Orthodontic Centers of America, Inc.* .............    39,000     758,063
                                                                     ----------
                                                                      2,358,676
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.
                                       14

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
===============================================================================

                                                                      VALUE
                                                           SHARES    (NOTE 2)
                                                          --------  ---------
    PERSONAL SERVICES -- 4.3%
      Alternative Living Services, Inc.* ................    31,000  $1,061,750
      F.Y.I., Inc.* .....................................    10,200     326,400
      ITT Educational Services, Inc.* ...................    25,000     850,000
      Shurgard Storage Centers, Inc. ....................    18,200     469,788
      Stewart Enterprises, Inc. .........................    36,300     807,675
                                                                    -----------
                                                                      3,515,613
                                                                    -----------
    SANITARY SERVICES -- 1.1%
      Allied Waste Industries, Inc. * ...................    37,900     895,388
                                                                    -----------
        TOTAL SERVICES ............................................  17,575,661
                                                                    -----------
  TRANSPORTATION -- 3.9%
      Air Express International Corp. ...................    34,580     752,115
      Coach USA, Inc.* ..................................    15,000     520,313
      Consolidated Freightways Corp.* ...................    45,600     723,900
      Sea Containers, Ltd. ..............................    25,544     764,724
      Yellow Corp.* .....................................    21,200     405,450
                                                                    -----------
                                                                      3,166,502
                                                                    -----------
        TOTAL TRANSPORTATION ......................................   3,166,502
                                                                    -----------
  WHOLESALE & RETAIL TRADE -- 16.2%
    MISCELLANEOUS RETAIL STORES -- 4.5%
      A.C. Moore Arts & Crafts, Inc.* ...................    56,000     343,000
      Barnes & Noble, Inc.* .............................    13,800     586,500
      Borders Group, Inc.* ..............................    15,000     374,063
      Longs Drug Stores, Inc. ...........................    22,800     855,000
      O'Reilly Automotive, Inc.* ........................    33,400   1,578,150
                                                                    -----------
                                                                      3,736,713
                                                                    -----------
    RETAIL APPAREL & ACCESSORY STORES -- 2.6%
      Big Dog Holdings, Inc.* ...........................    38,000     180,500
      Brown Group, Inc. .................................    32,100     563,756
      Linens 'N Things, Inc.* ...........................    35,200   1,394,800
                                                                    -----------
                                                                      2,139,056
                                                                    -----------
    RETAIL BUILDING MATERIAL-- 0.7%
      Hughes Supply, Inc. ...............................    19,300     564,525
                                                                    -----------
    RETAIL EATING & DRINKING PLACES -- 1.7%
      Bob Evans Farms, Inc. .............................    31,700     826,181
      Checkers Drive-In Restaurants* ....................     3,093         387
      Mortons Restaurant Group, Inc.* ...................    30,000     566,250
                                                                    -----------
                                                                      1,392,818
                                                                    -----------
    RETAIL FOOD STORES -- 0.5%
      Ingles Markets, Inc., (A Shares) ..................    37,700     412,344
                                                                    -----------


                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                        --------    ----------
    RETAIL FURNITURE & APPLIANCE STORES -- 3.2%
      Heilig-Meyers Co. .................................    46,500  $  310,969
      Springs Industries, Inc. (A Shares) ...............     9,700     401,944
      Williams Sonoma, Inc.* ............................    39,200   1,580,250
      Winsloew Furniture, Inc.  * .......................    12,000     318,000
                                                                    -----------
                                                                      2,611,163
                                                                    -----------
    WHOLESALE - CHEMICALS & DRUGS -- 0.6%
      AmeriSource Health Corp.
        (A Shares)* .....................................     7,500     487,500
                                                                    -----------
    WHOLESALE MISCELLANEOUS -- 2.4%
      A.M. Castle & Co. .................................    26,000     390,000
      Merkert American Corp.* ...........................    10,000     151,250
      Nash-Finch Company ................................    29,100     414,675
      Tristar Aerospace Co.* ............................    32,000     224,000
      Watsco, Inc. ......................................    47,000     787,250
                                                                    -----------
                                                                      1,967,175
                                                                    -----------

        TOTAL WHOLESALE & RETAIL TRADE ...........................   13,311,294
                                                                    -----------
        TOTAL COMMON STOCK
          (COST $68,108,969) .....................................   79,344,462
                                                                    -----------

SHORT-TERM INVESTMENTS -- 4.1%
      Samson Street Fund - Money Market Portfolio ......  1,670,479   1,670,479
      Temp Cash Fund - Dollar Series ...................  1,670,481   1,670,481
                                                                    -----------
        TOTAL SHORT-TERM INVESTMENTS
          (COST $3,340,960) .......................................   3,340,960
                                                                    -----------
TOTAL INVESTMENTS -- 100.7%
   (Cost $71,449,929)(DAGGER) .....................................  82,685,422

OTHER ASSETS AND
   LIABILITIES, NET-- (0.7%) ......................................   (529,898)
                                                                    -----------

NET ASSETS-- 100.0% ............................................... $82,155,524
                                                                    ===========



  * Non-income producing security

  (DAGGER) The cost for Federal income tax purposes. At December 31, 1998, net unrealized appreciation was $11,235,493. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $20,063,870, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,828,377.


    The accompanying notes are an integral part of the financial statements.
                                       15

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--------------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                                      VALUE
                                       INDUSTRY                          SHARES      (NOTE 2)
                                       --------                         --------    ----------
COMMON STOCK -- 93.9%

Argentina -- 0.8%
  YPF Sociedad Anonima, ADR          Energy Sources ...................   21,100    $  589,481
                                                                                    ----------
AUSTRALIA -- 2.1%
  AMP Limited*                       Insurance ........................    3,800        48,189
  Australia & New Zealand
     Bank Group Ltd.                 Banking ..........................   63,000       412,694
  Broken Hill Proprietary Co. Ltd.   Metals-Non-Ferrous ...............   19,000       140,068
  National Australia Bank Ltd.       Banking ..........................   25,200       380,235
  Publishing & Broadcasting Ltd.     Broadcasting & Publishing ........   35,000       153,064
  QBE Insurance Group Ltd.           Insurance ........................   64,000       264,972
  WMC Ltd.                           Metals-Non-Ferrous ...............   38,000       114,674
  Woodside Petroleum Ltd.            Energy Sources ...................   14,100        63,133
                                                                                    ----------
                                                                                     1,577,029
                                                                                    ----------
AUSTRIA -- 0.6%
  OMV AG                             Energy Sources ...................    2,200       207,459
  RHI AG                             Building Materials & Components ..    8,600       224,211
                                                                                     ---------
                                                                                       431,670
                                                                                     ---------

Belgium -- 0.8%
  Barco NV                           Electronic Components & Instruments   2,000       564,731
                                                                                     ---------
BRAZIL -- 0.3%
  Companhia Vale Do Rio Doce*        Metals-Non-Ferrous ...............    3,200         --
  Telecomunicacoes Brasileiras
     SA ADR                          Telecommunications ...............    2,800       203,525
                                                                                     ---------
                                                                                       203,525
                                                                                     ---------
CANADA -- 1.8%
  Canadian National Railway Co.      Transportation-Road & Rail .......    5,860       303,988
  Imasco Limited                     Multi-Industrial .................   26,721       568,892
  Royal Bank of Canada               Banking ..........................    8,400       418,649
                                                                                     ---------
                                                                                     1,291,529
                                                                                     ---------
CHILE -- 0.2%
  Enersis SA ADR                     Utilities-Electrical & Gas .......    6,600       170,363
                                                                                     ---------
DENMARK -- 0.7%
  Danisco AS                         Beverages & Tobacco ..............    6,100       330,670
  Kapital Holding AS                 Banking ..........................    3,029       149,919
  Unidanmark AS                      Financial Services ...............      800        72,278
                                                                                     ---------
                                                                                       552,867
                                                                                     ---------

    The accompanying notes are an integral part of the financial statements.
                                       16

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--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                      VALUE
                                       INDUSTRY                           SHARES     (NOTE 2)
                                       --------                           ------    ----------

FINLAND -- 2.9%
  Fortum Corp.*                      Energy Sources ...................   16,700    $  102,246
  Kemira Oyj                         Chemicals ........................   20,300       146,338
  Merita PLC (A Shares)              Banking ..........................   72,450       460,748
  Nokia Corp., ADR                   Electronic Components & Instruments   3,700       445,619
  Nokia Oyj (A Shares)               Electrical & Electronics .........    4,300       526,538
  Pohjola Group Insurance Corp.
     (B Shares)                      Insurance ........................    4,200       230,601
  UPM-Kymmene Oyj                    Forest Products & Paper ..........    7,000       196,315
                                                                                    ----------
                                                                                     2,108,405
                                                                                    ----------
FRANCE -- 8.2%
  Accor SA                           Leisure & Tourism ................    1,555       336,833
  Air Liquide                        Chemicals ........................      656       120,372
  Axa                                Insurance ........................    2,158       312,922
  Cap Gemini SA                      Business & Public Services .......    3,400       545,972
  Carrefour Supermarche SA           Merchandising ....................      143       108,005
  Christian Dior SA                  Recreation & Other Consumer Goods     1,487       164,512
  Credit Commercial de France        Banking ..........................    2,054       190,839
  Elf Aquitaine SA                   Energy Sources ...................    2,390       276,395
  France Telecom SA                  Telecommunications ...............       19         1,510
  Groupe Danone                      Food & Household Products ........      821       235,159
  Lafarge SA                         Building Materials & Components ..    3,900       370,730
  Lagardere SCA                      Multi-Industrial .................    7,347       312,373
  Louis Vuitton Moet Hennessy        Recreation & Other Consumer Goods     1,037       205,321
  Michelin CGDE (B Shares)           Automobiles ......................    3,820       152,841
  Pernod Ricard                      Beverages & Tobacco ..............    1,136        73,822
  Promodes                           Food & Household Products ........      800       582,027
  Rhone-Poulenc SA                   Health & Personal Care ...........    4,219       217,219
  Societe BIC SA                     Recreation & Other Consumer Goods     1,714        95,120
  Societe Nationale
     D'Exploitation des Tabacs       Beverages & Tobacco ..............    5,200       325,815
  STM Microelectronics NV*           Telecommunications ...............    2,099       165,335
  Suez Lyonnaise des Eaux            Business & Public Services .......    1,877       385,749
  Thomson CSF                        Aerospace & Military Technology ..    6,080       261,225
  Valeo SA                           Industrial Components ............    1,890       149,008
  Vivendi                            Utilities-Electrical & Gas .......    1,800       467,240
                                                                                    ----------
                                                                                     6,056,344
                                                                                    ----------

Germany -- 8.5%
  Allianz AG                         Insurance ........................    1,029       383,046
  BASF AG                            Chemicals ........................    5,930       226,263
  Bayerische Hypo-Und Vereinsbank AG Banking ..........................    3,291       260,427
  DaimlerChrysler AG*                Automobiles ......................    6,318       627,800
  Deutsche Telekom AG                Telecommunications ...............   11,722       385,327
  Deutsche Telekom AG ADR            Telecommunications ...............    3,226       105,652
  Douglas Holding AG                 Textiles & Apparel ...............    4,200       248,376
  Heidelberger Druckmaschinen        Machinery & Engineering ..........      761        55,560
  Hoechst AG                         Health & Personal Care ...........   17,628       729,232
  Mannesmann AG                      Telecommunications ...............    3,639       421,134

    The accompanying notes are an integral part of the financial statements.
                                       17

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                     VALUE
                                           INDUSTRY                       SHARES    (NOTE 2)
                                           --------                       ------   ----------
  Metro AG                           Merchandising ....................    4,695    $  369,280
  Meunchener Rueckver AG (Warrants)* Insurance ........................       33         1,545
  Muenchener Rueckver AG
     (Reg. Shares)                   Insurance ........................      781       382,166
  RWE AG                             Utilities-Electrical & Gas .......    2,974       164,279
  SAP AG                             Business & Public Services .......      910       393,385
  Schering AG                        Health & Personal Care ...........    2,901       364,901
  Siemens AG                         Electrical & Electronics .........    2,783       182,966
  VEBA AG                            Utilities-Electrical & Gas .......   12,817       759,466
  Viag AG                            Utilities-Electrical & Gas .......      374       221,182
                                                                                    ----------
                                                                                     6,281,987
                                                                                    ----------
GREECE -- 0.5%
  Hellenic Telecommunication Organization
    ADR*                             Telecommunications                   29,500       390,875
                                                                                    ----------
HONG KONG -- 2.4%
  Anhui Expressway Co., Ltd.
     (B Shares)                      Machinery & Engineering ..........  154,000        18,090
  Cheung Kong Holdings, Ltd.         Real Estate ......................   24,000       172,712
  China Telecom, Ltd.                Telecommunications ...............   12,000        20,756
  Citic Pacific, Ltd.                Multi-Industrial .................   69,000       148,741
  Cosco Pacific, Ltd.                Multi-Industrial .................   58,000        24,145
  Esprit Holdings, Ltd.              Textiles & Apparel ...............  536,000       231,779
  GZI Transport, Ltd.                Machinery & Engineering ..........   72,000        14,127
  Hong Kong & China Gas
     Company, Ltd.                   Utilities-Electrical & Gas .......  215,000       273,363
  Hutchinson Whampoa, Ltd.           Multi-Industrial .................   21,000       148,412
  Jiangsu Expressway Co., Ltd.       Machinery & Engineering ..........  122,000        26,614
  Kerry Properties, Ltd.             Real Estate ......................   43,396        35,010
  National Mutual Asia, Ltd.*        Insurance ........................  315,000       235,833
  New World Development Co., Ltd.    Real Estate ......................   66,765       168,054
  New World Infrastructure, Ltd.*    Business & Public Services .......   56,600        82,923
  Shenzhen Expressway Co., Ltd.      Machinery & Engineering ..........  120,000        27,882
  Sichuan Expressway Co. (B Shares)  Machinery & Engineering ..........  146,000        12,815
  Sun Hung Kai Properties            Real Estate ......................    9,000        65,638
  Zhejiang Expressway
     Co., Ltd. (B Shares)            Machinery & Engineering ..........  134,000        27,156
                                                                                    ----------
                                                                                     1,734,050
                                                                                    ----------
IRELAND -- 3.5%
  Bank of Ireland                    Banking ..........................   49,399     1,101,154
  Independent Newspapers PLC         Broadcasting & Publishing ........  143,981       579,639
  Irish Life PLC                     Insurance ........................   95,000       895,219
                                                                                    ----------
                                                                                     2,576,012
                                                                                    ----------
ISRAEL -- 1.1%
  ECI Telecommunications, Ltd.*      Electronic Components & Instruments  13,600       484,500
  Orbotech, Ltd.*                    Electronic Components & Instruments   6,600       312,675
                                                                                    ----------
                                                                                       797,175
                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.
                                       18

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                    VALUE
                                           INDUSTRY                       SHARES   (NOTE 2)
                                           --------                       ------  ----------

Italy -- 6.5%
  Assicurazioni Generali             Insurance ........................   12,760    $  533,960
  Banca Commerciale Italiana         Banking ..........................   23,300       161,090
  Banca di Roma*                     Banking ..........................   88,800       150,792
  Banca Nazionale del Lovoro*        Banking ..........................   47,900       143,652
  ENI SPA                            Energy Sources ...................   34,300       224,660
  Finmeccanica SPA*                  Aerospace & Military Technology ..  166,700       171,159
  Gruppo Editoriale L'Espresso       Broadcasting & Publishing ........    8,500        74,747
  Istituto Banc San Paolo Torino     Banking ..........................   58,990     1,044,648
  Istituto Nazionale Delle
     Assicurazioni                   Insurance ........................   42,800       113,302
  La Rinascente SPA                  Merchandising ....................    7,400        76,271
  Mondadori (Arnoldo) Editore SPA    Broadcasting & Publishing ........    5,400        71,557
  Olivetti Group SPA*                Telecommunications ...............   56,000       195,283
  Seat Pagine Gialle SPA             Broadcasting & Publishing ........  215,700       166,135
  Telecom Italia  SPA                Telecommunications ...............  101,647       869,205
  Telecom Italia SPA di Risp         Telecommunications ...............  120,000       756,873
  Unione Immobiliare SPA*            Real Estate ......................   42,800        22,375
                                                                                    ----------
                                                                                     4,775,709
                                                                                    -----------
JAPAN -- 9.6%
  Canon, Inc.                        Data Processing & Reproduction ...    4,000        85,641
  Daiwa Securities Co., Ltd.         Financial Services ...............   28,000        95,818
  Familymart Co.                     Food & Household Products ........    7,700       385,012
  Fujitsu Ltd.                       Data Processing & Reproduction ...   12,000       160,111
  Honda Motor Co., Ltd.              Automobiles ......................   13,000       427,584
  Kyushu Electric Power Co., Inc.    Utilities-Electrical & Gas .......    3,000        57,183
  Matsushita Electric Industrial
     Co., Ltd.                       Appliances & Household Durables ..   9,000        159,499
  Minebea Co., Ltd.                  Industrial Components ............   11,000       126,192
  Murata Manufacturing Co., Ltd.     Electronic Components & Instruments   4,000       166,317
  Nichiei Co., Ltd.                  Financial Services ...............    1,350       107,716
  Nikko Securities Co., Ltd.         Financial Services ...............   25,000        69,816
  Nintendo Co., Ltd.                 Recreation & Other Consumer Goods     1,200       116,493
  Nippon Telegraph & Telephone Corp. Telecommunications ...............   44,000       340,152
  NTT Mobile Communication
     Network, Inc.*                  Telecommunications ...............   13,000       535,920
  Sony Corp.                         Appliances & Household Durables ..    3,500       255,371
  Sumitomo Electric Industries       Industrial Components ............    5,000        56,340
  Taisho Pharmaceutical Co.,  Ltd.   Health & Personal Care ...........    5,000       137,859
  Takeda Chemical Industries         Health & Personal Care ...........   20,000       771,300
  Takefuji Corp.                     Financial Services ...............    3,900       285,248
  TDK Corp.                          Electronic Components & Instruments   7,000       641,065
  Teijin, Ltd.                       Chemicals ........................   29,000       106,954
  The Chugoku Electric Power
     Co., Inc.                       Utilities-Electrical & Gas .......    3,000        54,922
  Tokyo Electric Power Co.           Utilities-Electrical & Gas .......   24,700       610,949
  Tokyo Electron, Ltd.               Electronic Components & Instruments   4,000       152,132
  Toshiba Corp.                      Electrical & Electronics .........  111,000       662,281
  Yamanouchi Pharmaceutical
     Co., Ltd.                       Health & Personal Care ...........    6,000       193,623
  Yasuda Fire & Marine Insurance
     Co., Limited                    Insurance ........................   69,000       332,776
                                                                                    ----------
                                                                                     7,094,274
                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.
                                       19

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--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                    VALUE
                                       INDUSTRY                           SHARES   (NOTE 2)
                                       --------                           ------  ----------
MEXICO -- 0.7%
  Desc SA de CV (B Shares)           Multi-Industrial .................  271,500    $  227,858
  Grupo Collado SA*                  Metals-Steel .....................  106,000        64,309
  Panamerican Beverages, Inc., ADR   Beverages & Tobacco ..............    9,800       213,763
  Tubos de Acero de Mexico SA, ADR   Industrial Components ............    5,900        37,981
                                                                                    ----------
                                                                                       543,911
                                                                                    ----------
Netherlands -- 7.8%
  Aegon NV                           Insurance .......................    10,122     1,243,786
  AKZO Nobel NV                      Chemicals .......................     4,260       194,087
  Benckiser NV (B Shares)            Recreation & Other Consumer Goods     5,700       373,594
  Buhrmann NV                        Data Processing & Reproduction ..    14,640       262,120
  Elsevier NV                        Broadcasting & Publishing .......    12,510       175,321
  Heineken Holdings                  Beverages & Tobacco .............     7,262       348,272
  Koninklijke Ahold NV               Merchandising ...................     3,470       128,324
  Koninklijke Bols Wessanen NV       Beverages & Tobacco .............    16,300       210,195
  Koninklijke KPN NV                 Telecommunications ..............     7,700       385,690
  New Holland NV                     Machinery & Engineering .........    11,000       150,563
  Philips Electronics NV             Appliances & Household Durables .     9,300       624,415
  Royal Dutch/Shell Group            Energy Sources ..................     2,960       147,477
  Unilever NV                        Food & Household Products .......     6,100       521,705
  Vedior NV                          Business & Public Services ......    16,900       333,203
  VNU NV                             Broadcasting & Publishing .......    18,000       679,088
                                                                                    ----------
                                                                                     5,777,840
                                                                                    ----------
NEW ZEALAND -- 0.7%
  Telecom Corp. of New Zealand, Ltd. Telecommunications ..............   119,000       518,616
                                                                                    ----------
NORWAY -- 0.8%
  Orkla ASA (A Shares)               Multi-Industrial ................     8,200       122,159
  Orkla ASA (B Shares)               Multi-Industrial ................    17,700       231,160
  Sparebanken NOR                    Banking .........................    12,720       247,095
                                                                                    ----------
                                                                                       600,414
                                                                                    ----------
PHILIPPINES -- 0.3%
  Philippine Long Distance
     Telephone Co.                   Telecommunications ..............     8,700       225,656
                                                                                    ----------
PORTUGAL -- 1.0%
  Jeronimo Martins & Filho           Merchandising ...................     3,800       207,888
  Telecel-Comunicacaoes Pessoais SA  Telecommunications ..............     2,500       511,050
                                                                                    ----------
                                                                                       718,938
                                                                                    ----------
SINGAPORE -- 0.4%
  Elec & Eltek International
     Co., Ltd.                       Electronic Components & Instruments  58,000       313,200
                                                                                    ----------
SOUTH AFRICA -- 0.2%
  Sasol, Ltd.                        Transportation-Shipping .........    46,200       174,744
                                                                                    ----------
SOUTH KOREA -- 0.9%
  Samsung Electronics Co.            Electrical & Electronics ........     4,800       322,138
  SK Telecom Co., Ltd., ADR          Telecommunications ..............    36,050       367,259
                                                                                    ----------
                                                                                       689,397
                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.
                                       20

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--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                      VALUE
                                       INDUSTRY                           SHARES    (NOTE 2)
                                       --------                           ------   ----------
SPAIN -- 3.2%
  Actividades de Construction y
     Servicios SA*                   Construction & Housing ..........    12,600    $  497,985
  Banco Santander SA                 Banking .........................       693        13,792
  Repsol SA                          Energy Sources ..................     5,200       277,816
  Superdiplo SA*                     Food & Household Products .......    20,000       563,903
  Union Electrica Fenosa SA          Utilities-Electrical & Gas ......    20,000       346,529
  Vallehermoso SA                    Real Estate .....................    45,000       644,713
                                                                                    ----------
                                                                                     2,344,738
                                                                                    ----------
SWEDEN -- 3.8%
  AGA AB (B Shares)                  Chemicals .......................     5,300        69,638
  Astra AB (B Shares)                Health & Personal Care ..........    20,500       417,307
  Autoliv, Inc., ADR                 Automobiles .....................     7,500       278,906
  Autoliv, Inc.                      Automobiles .....................     1,100        39,492
  Bure Investment Aktiebolaget       Health & Personal Care ..........    11,000       156,066
  NetCom Systems AB (B Shares)*      Telecommunications ..............    12,000       488,555
  Pharmacia & Upjohn, Inc.           Health & Personal Care ..........     5,000       280,055
  Svenska Handelsbanken (B Shares)   Banking .........................    13,000       498,795
  Swedish Match AB                   Beverages & Tobacco .............    90,000       327,554
  Trelleborg AB (B Shares)           Multi-Industrial ................    34,500       280,919
                                                                                    ----------
                                                                                     2,837,287
                                                                                    ----------
SWITZERLAND -- 5.6%
  Clariant AG                        Chemicals .......................       176        82,267
  Nestle SA                          Food & Household Products .......       404       879,489
  Novartis AG (Bearer Shares)        Health & Personal Care ..........       299       587,777
  Novartis AG (Reg. Shares)          Health & Personal Care ..........       521     1,024,187
  Roche Holding AG                   Health & Personal Care ..........        39       475,901
  Swisscom AG                        Telecommunications ..............     1,689       707,091
  Zurich Allied AG*                  Insurance .......................       460       340,609
                                                                                    ----------
                                                                                     4,097,321
                                                                                    ----------
THAILAND -- 0.9%
  BEC World Public Co., Ltd.         Broadcasting & Publishing .......    65,000       357,792
  PTT Exploration & Production*      Metals-Non-Ferrous ..............    41,000       288,876
                                                                                    ----------
                                                                                       646,668
                                                                                    ----------
UNITED KINGDOM -- 16.9%
  Amvescap PLC                       Financial Services ..............    38,000       294,786
  BAA PLC                            Transportation-Airlines .........    27,338       319,079
  Bank of Ireland                    Banking .........................    24,400       536,286
  Barclays PLC                       Banking .........................     8,600       185,442
  BOC Group PLC                      Chemicals .......................    21,673       309,934
  British Aerospace PLC              Transportation-Airlines .........    71,200       603,571
  British Airways PLC                Transportation-Airlines .........    11,464        77,297
  British Energy PLC                 Utilities-Electrical & Gas ......    57,000       652,006
  British Petroleum Co. PLC          Energy Sources ..................    15,287       228,276
  Bunzl PLC                          Forest Products & Paper .........    80,000       313,462
  Carlton Communications PLC         Leisure & Tourism ...............    60,792       559,339
  Charter PLC                        Multi-Industrial ................    28,300       153,500
  Cookson Group PLC                  Multi-Industrial ................   159,000       343,910


    The accompanying notes are an integral part of the financial statements.
                                       21

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--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                     VALUE
                                       INDUSTRY                           SHARES    (NOTE 2)
                                       --------                           ------   ----------
  Diageo PLC                         Data Processing & Reproduction ..    39,612    $  450,803
  Enterprise Oil PLC                 Energy Sources ..................    12,262        59,675
  General Electric Co. PLC           Electrical & Electronics ........    38,599       348,401
  Glaxo Wellcome PLC                 Health & Personal Care ..........    19,674       676,935
  Greencore Group PLC                Food & Household Products .......    59,000       267,008
  Imperial Chemical Industries PLC   Chemcials .......................    22,210       192,526
  Imperial Tobacco Group PLC         Beverages & Tobacco .............    18,400       197,155
  Lasmo PLC                          Energy Sources ..................    42,320        69,708
  Lloyds TSB Group PLC               Banking .........................       301         4,282
  Lucasvarity PLC                    Automobiles .....................    73,000       243,524
  Mirror Group PLC                   Broadcasting & Publishing .......    82,000       203,967
  Monument Oil and Gas PLC*          Chemicals .......................    62,163        36,458
  National Westminster Bank PLC      Banking .........................    18,100       349,032
  Orange PLC*                        Telecommunications ..............    38,142       443,275
  Pearson PLC                        Broadcasting & Publishing .......    15,613       309,906
  Powergen UK PLC                    Utilities-Electrical & Gas ......    21,000       276,026
  Reckitt & Colman PLC               Recreation & Other Consumer Goods    16,000       211,903
  Reed International PLC             Broadcasting & Publishing .......    16,059       125,580
  Reuters Group PLC                  Business & Public Services ......    43,563       457,352
  Rio Tinto PLC                      Metals-Non-Ferrous ..............    27,307       317,581
  Rolls-Royce PLC                    Aerospace & Military Technology .    73,000       302,431
  Sema Group PLC                     Business & Public Services ......    29,000       284,919
  Shell Transport & Trading Co. PLC  Energy Sources ..................    42,245       259,537
  Smith Industries PLC               Electronic Components & Instruments  16,000       228,275
  Smithkline Beecham PLC             Health & Personal Care ..........    25,529       356,794
  The Mayflower Corp. PLC            Machinery & Engineering .........    94,000       203,318
  Vodafone Group PLC                 Telecommunications ..............    23,000       373,492
  WPP Group PLC                      Business & Public Services ......    78,000       474,660
  Zeneca Group PLC                   Health & Personal Care ..........     3,936       171,381
                                                                                   -----------
                                                                                    12,472,792
                                                                                   -----------
UNITED STATES -- 0.2%
  Pharmacia & Upjohn, Inc.           Health & Personal Care ..........     2,200       124,575
                                                                                   -----------
         Total COMMON Stock
          (COST $60,219,851) ...................................................    69,282,123
                                                                                   -----------


    The accompanying notes are an integral part of the financial statements.
                                       22

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--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
================================================================================

                                                                                    VALUE
                                       INDUSTRY                           SHARES   (NOTE 2)
                                       --------                           ------ ----------

PREFERRED STOCK -- 1.2%
Brazil -- 0.1%
  Telesp Celular SA (B Shares)*      Telecommunications ..............   950,000   $ 43,246
                                                                                   --------
FRANCE -- 0.3%
  Casino Guichard Perrach SA         Merchandising ...................     3,400    218,511
                                                                                   --------
GERMANY -- 0.8%
  Fresenius AG                       Health & Personal Care ..........     1,666    350,095
  SAP AG                             Business & Public Services ......       524    251,532
                                                                                   --------
                                                                                    601,627
                                                                                   --------
         Total PREFERRED Stock
          (COST $900,253) .......................................................   863,384
                                                                                   --------


                                                                        PRINCIPAL
                                                                          AMOUNT
                                                                        ---------

CORPORATE BONDS -- 0.0%
GERMANY -- 0.0%
  Daimler-Benz, 06/14/02 (Cost $4,265) ................................  DEM  54         4,912
                                                                                   -----------
TOTAL INVESTMENTS (Cost $61,124,369)(DAGGER)-- 95.1% ...........................    70,150,419
OTHER ASSETS AND Liabilities, NET-- 4.9% .......................................     3,634,027
                                                                                   -----------
NET ASSETS-- 100.0% ............................................................   $73,784,446
                                                                                   ===========


  * Non-income producing security.

  (DAGGER) The cost for Federal income tax purposes was $61,149,580. At December
    31, 1998, net unrealized appreciation was $9,000,839. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $13,145,063, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,144,224.

  DEM - Deutsche Mark

    The accompanying notes are an integral part of the financial statements.
                                       23

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--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998

                                                         LARGE CAP      LARGE CAP       SMALL CAP    INTERNATIONAL
                                                       GROWTH EQUITY   VALUE EQUITY      EQUITY         EQUITY
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                       -------------   ------------    -----------    -----------
ASSETS:
Investments in securities, at value ...............     $223,716,813    $93,856,991    $82,685,422    $70,150,419
Cash in interest bearing account ..................               --             --             --      4,463,595
Receivables:
   Dividends and interest .........................          179,436        200,782         68,379         71,115
   Fund shares sold ...............................          198,274        465,594         98,127         45,412
   Foreign taxes ..................................               --             --             --        127,716
   Investment securities sold .....................               --        603,297             --             --
Other assets ......................................              491         38,040         35,258         54,728
                                                        ------------    -----------    -----------    -----------
   Total assets ...................................      224,095,014     95,164,704     82,887,186     74,912,985
                                                        ------------    -----------    -----------    -----------
LIABILITIES:
Due to Manager ....................................           35,327         43,987         41,827         27,561
Payables:
   Fund shares redeemed ...........................          834,469        361,011        639,599        201,746
   Unrealized depreciation on forward foreign currency
      exchange contracts (Note 7) .................               --             --             --        121,769
   Investment securities purchased ................               --        923,347             --        735,410
Other accrued expenses ............................           73,742         56,787         50,236         42,053
                                                        ------------    -----------    -----------    -----------
   Total liabilities ..............................          943,538      1,385,132        731,662      1,128,539
                                                        ------------    -----------    -----------    -----------
NET ASSETS ........................................     $223,151,476    $93,779,572    $82,155,524    $73,784,446
                                                        ============    ===========    ===========    ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest .....................     $     94,614    $   100,823    $    87,738    $    75,159
Additional paid--in capital .......................      177,797,843     92,917,114     71,163,842     64,047,561
Undistributed net investment income ...............               --            682          1,585             --
Accumulated net realized gain (loss) on:
   Investment transactions ........................               --     (3,977,816)      (333,134)       755,250
Net unrealized appreciation (depreciation) on:
   Investments ....................................       45,259,019      4,738,769     11,235,493      9,026,050
   Translation of assets and liabilities in
      foreign currencies ..........................               --             --             --       (119,574)
                                                        ------------    -----------    -----------    -----------
NET ASSETS ........................................     $223,151,476    $93,779,572    $82,155,524    $73,784,446
                                                        ============    ===========    ===========    ===========

Shares of beneficial interest outstanding .........        9,461,354     10,082,306      8,773,817      7,515,919
                                                        ------------    -----------    -----------    -----------
NET ASSET VALUE, offering and redemption price
   per share (Net assets/outstanding shares of
   beneficial interest) ...........................           $23.59          $9.30          $9.36          $9.82
                                                              ======          =====          =====          =====

    The accompanying notes are an integral part of the financial statements.
                                       24

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--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998

                                                         LARGE CAP        LARGE CAP         SMALL CAP        INTERNATIONAL
                                                       GROWTH EQUITY     VALUE EQUITY         EQUITY             EQUITY
                                                         PORTFOLIO     PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)
                                                       -------------   -----------------  -----------------  -----------------

INVESTMENT INCOME:
   Dividends ......................................      $   866,051     $ 1,167,170        $   374,818        $   383,770
   Interest .......................................          193,635         145,317            108,913            119,313
   Foreign taxes withheld .........................               --              --                 --            (10,822)
                                                         -----------     -----------        -----------        -----------
                                                           1,059,686       1,312,487            483,731            492,261
                                                         -----------     -----------        -----------        -----------
EXPENSES:
   Management fee .................................          868,191         256,307            231,603            219,865
   Accounting & administration fee ................          150,210          46,601             38,600             33,825
   Custodian fee ..................................           33,056           9,656              9,109             41,750
   Transfer agent fee .............................           51,598          19,590             18,555             14,858
   Trustees' fees .................................            5,230           1,554              1,554              1,554
   Professional fees ..............................          172,635          30,331             26,421             25,347
   Registration fees ..............................           58,282          30,768             25,448             21,475
   Amortization of organizational expenses ........             --             3,938              3,617              5,287
   Other expenses .................................           17,353          10,447             10,419              9,623
                                                         -----------     -----------        -----------        -----------
      Total expenses ..............................        1,356,555         409,192            365,326            373,584
      Management fee waived .......................         (179,082)        (59,683)           (56,522)           (35,331)
                                                         -----------     -----------        -----------        -----------
         Total expenses, net ......................        1,177,473         349,509            308,804            338,253
                                                         -----------     -----------        -----------        -----------
Net investment income (loss) ......................         (117,787)        962,978            174,927            154,008
                                                         ------------    -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   Net realized gain (loss) from:
      Investment transactions .....................       23,800,207      (2,789,214)          (188,829)         1,568,013
      Foreign currency related transactions .......               --              --                 --           (190,404)
                                                         -----------     -----------        -----------        -----------
         Total net realized gain (loss) ...........       23,800,207      (2,789,214)          (188,829)         1,377,609
                                                         -----------     -----------        -----------        -----------
   Change in unrealized appreciation (depreciation) of:
      Investments .................................        7,975,088      (2,689,372)        (4,659,464)        (1,333,735)
      Foreign currency ............................               --              --                 --           (119,574)
                                                         -----------     -----------        -----------        -----------
         Total change in unrealized appreciation
            (depreciation) ........................        7,975,088      (2,689,372)        (4,659,464)        (1,453,309)
                                                         -----------     -----------        -----------        -----------
   Net gain (loss) on investments and
      foreign currency ............................       31,775,295      (5,478,586)        (4,848,293)           (75,700)
                                                         -----------     -----------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................      $31,657,508     $(4,515,608)       $(4,673,366)       $    78,308
                                                         ===========     ===========        ===========        ===========

(DAGGER) Commenced operations on June 29, 1998.

    The accompanying notes are an integral part of the financial statements.
                                       25

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--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                         LARGE CAP        LARGE CAP          SMALL CAP        INTERNATIONAL
                                                       GROWTH EQUITY    VALUE EQUITY           EQUITY            EQUITY
                                                         PORTFOLIO    PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)  PORTFOLIO(DAGGER)
                                                       -------------  -----------------  -----------------  ----------------
FOR THE YEAR ENDED DECEMBER 31, 1998
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ......................   $  (117,787)   $    962,978         $174,927        $   154,008
   Net realized gain (loss) from investment and
      foreign currency transactions ..................    23,800,207      (2,789,214)        (188,829)         1,377,609
   Change in unrealized appreciation (depreciation) of
      investments and foreign currency ...............     7,975,088      (2,689,372)      (4,659,464)        (1,453,309)
                                                        ------------    ------------      -----------        -----------
Net increase (decrease) in net assets resulting
   from operations ...................................    31,657,508      (4,515,608)      (4,673,366)            78,308
                                                        ------------    ------------      -----------        -----------
Distributions to shareholders:
   Net investment income .............................            --        (962,296)        (173,342)                --
   Net realized gains ................................   (23,800,865)             --               --           (812,763)
   In excess of net realized gains ...................            --      (1,188,602)        (144,305)                --
                                                        ------------    ------------      -----------        -----------
         Total Distributions .........................   (23,800,865)     (2,150,898)        (317,647)          (812,763)
                                                        ------------    ------------      -----------        -----------
Increase in net assets from Fund share
   transactions (Note 5) .............................   123,849,693     100,446,078       87,146,537         74,518,901
                                                        ------------    ------------      -----------        -----------
Increase in net assets ...............................   131,706,336      93,779,572       82,155,524         73,784,446
Net Assets:
   Beginning of year .................................    91,445,140              --               --                 --
                                                        ------------    ------------      -----------        -----------
   End of year .......................................  $223,151,476    $ 93,779,572      $82,155,524        $73,784,446
                                                        ============    ============      ===========        ===========
FOR THE YEAR ENDED DECEMBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ...............................  $   (720,844)
   Net realized gain on investment transactions ......    12,134,827
   Net change in unrealized appreciation of
      investments during the year ....................     8,815,986
                                                        ------------
Net increase in net assets resulting from operations .    20,229,969
                                                        ------------
Distributions to shareholders from:
   Net realized gains ................................   (11,758,959)
                                                        ------------
Increase in net assets from Fund share
   transactions (Note 5) .............................     6,800,389
                                                        ------------
Increase in net assets ...............................    15,271,399
                                                        ------------
Net Assets:
   Beginning of year .................................    76,173,741
                                                        ------------
   End of year .......................................  $ 91,445,140
                                                        ============

(DAGGER) Commenced operations on June 29, 1998.

    The accompanying notes are an integral part of the financial statements.
                                       26

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP GROWTH EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                FOR THE YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                1998(DAGGER)       1997           1996         1995        1994
                                                -----------       ------         ------       ------      ------
NET ASSET VALUE-- BEGINNING OF YEAR                $21.37         $19.22         $17.41       $15.14      $16.39
                                                   ------         ------         ------       ------      ------
INVESTMENT OPERATIONS:
   Net investment loss 1 .......................    (0.01)         (0.19)        (0.15)        (0.10)      (0.03)
   Net realized and unrealized gain (loss)
      on investments ...........................     5.02           5.44          4.37          4.38       (0.02)
                                                   ------         ------         -----        ------      ------
         Total from investment operations ......     5.01           5.25          4.22          4.28       (0.05)
                                                   ------         ------         -----        ------      ------

DISTRIBUTIONS:
   From net realized gain on investments .......    (2.79)         (3.10)        (2.41)        (2.01)      (1.20)
                                                  -------         ------        ------        ------      ------
NET ASSET VALUE-- END OF YEAR ..................   $23.59         $21.37        $19.22        $17.41      $15.14
                                                  =======         ======        ======        ======      ======

TOTAL RETURN ...................................   23.58%         27.50%        24.25%        28.43%      (0.23)%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses (net of fee waivers) ...............    0.80%          1.38%         1.43%         1.43%       1.38%
   Expenses (excluding fee waivers) ............    0.92%            N/A           N/A           N/A         N/A
   Net investment loss .........................  (0.08)%        (0.86)%       (0.78)%       (0.53)%     (0.17)%
Portfolio turnover rate ........................   51.64%         28.05%        34.84%        49.12%      37.05%
Net assets at end of period (000 omitted) ...... $223,151        $91,445       $76,174       $66,311     $65,267


(DAGGER) Effective February 23, 1998, Wilmington Trust Company (WTC) assumed the responsibility of Adviser to the Large Cap Growth Portfolio and with the change in Adviser the investment objective of the Portfolio was changed to seek superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by WTC to possess strong growth characteristics.
  1 The net investment loss per share for the years ended December 31, 1996 and 1997 was calculated using average shares outstanding method.


    The accompanying notes are an integral part of the financial statements.
                                       27

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- LARGE CAP VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                        FOR THE PERIOD
                                                     JUNE 29, 1998(DAGGER)
                                                            THROUGH
                                                       DECEMBER 31, 1998
                                                     ---------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                       $10.00
                                                            ------
INVESTMENT OPERATIONS:
   Net investment income ..............................       0.10
   Net realized and unrealized gain (loss)
      on investments ..................................      (0.58)
                                                            ------
         Total from investment operations .............      (0.48)
                                                            ------
DISTRIBUTIONS:
   From net investment income .........................      (0.10)
   In excess of net realized gain on investments ......      (0.12)
                                                            ------
         Total distributions ..........................      (0.22)
                                                            ------
NET ASSET VALUE-- END OF PERIOD .......................     $ 9.30
                                                            ======
TOTAL RETURN 1 ........................................    (4.79)%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses (net of fee waivers) ......................     0.75%*
   Expenses (excluding fee waivers) ...................     0.88%*
   Net investment income ..............................     2.07%*
Portfolio turnover rate ...............................     36.78%
Net assets at end of period (000 omitted) .............    $93,780

(DAGGER) Commencement of operations.

      1  Not annualized.

      *  Annualized.

    The accompanying notes are an integral part of the financial statements.
                                       28

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- SMALL CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED

================================================================================

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                             FOR THE PERIOD
                                                          JUNE 29, 1998(DAGGER)
                                                                 THROUGH
                                                            DECEMBER 31, 1998
                                                          --------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                            $10.00
                                                                 ------
INVESTMENT OPERATIONS:
   Net investment income ...............................           0.02
   Net realized and unrealized gain (loss)
      on investments ..................................           (0.62)
                                                                 ------
         Total from investment operations .............           (0.60)
                                                                 ------
DISTRIBUTIONS:
   From net investment income .........................           (0.02)
   In excess of net realized gain on investments ......           (0.02)
                                                                 ------
         Total distributions ..........................           (0.04)
                                                                 ------
NET ASSET VALUE-- END OF PERIOD .......................          $ 9.36
                                                                 ======

TOTAL RETURN 1 ........................................         (6.03)%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses (net of fee waivers) ......................          0.80%*
   Expenses (excluding fee waivers) ...................          0.95%*
   Net investment income ..............................          0.45%*
Portfolio turnover rate ...............................           9.81%
Net assets at end of period (000 omitted) .............         $82,156



(DAGGER) Commencement of operations.
      1  Not annualized.
      *  Annualized.

    The accompanying notes are an integral part of the financial statements.
                                       29

THE RODNEY SQUARE STRATEGIC EQUITY FUND -- INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                             FOR THE PERIOD
                                                          JUNE 29, 1998(DAGGER)
                                                                 THROUGH
                                                            DECEMBER 31, 1998
                                                           ---------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                             $10.00
                                                                  ------
INVESTMENT OPERATIONS:
   Net investment income ...............................            0.02
   Net realized and unrealized gain (loss)
      on investments and foreign currencies ............           (0.09)
                                                                  ------
         Total from investment operations ..............           (0.07)
                                                                  ------
DISTRIBUTIONS:
   From net realized gain on investments ...............           (0.11)
                                                                  ------
NET ASSET VALUE-- END OF PERIOD ........................          $ 9.82
                                                                  ======


TOTAL RETURN 1 .........................................         (0.70)%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses (net of fee waivers) .......................          1.00%*
   Expenses (excluding fee waivers) ....................          1.10%*
   Net investment income ...............................          0.46%*
Portfolio turnover rate ................................          27.66%
Net assets at end of period (000 omitted) ..............         $73,784




(DAGGER) Commencement of operations.
      1  Not annualized.
      *  Annualized.

    The accompanying notes are an integral part of the financial statements.
                                       30

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. The Rodney Square Strategic Equity Fund (the "Fund"), formerly the Rodney Square Multi-Manager Fund, is a diversified, open-end, management investment company organized as a Massachusetts business trust on August 19, 1986, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund consists of four separate portfolios (the "Portfolios"): the Large Cap Growth Equity
    Portfolio,  formerly  the  Growth  Portfolio,  the Large  Cap  Value  Equity
    Portfolio, the Small Cap Equity Portfolio and the International Equity Portfolio.

    Effective February 23, 1998, The Large Cap Growth Equity Portfolio (the "Growth Portfolio") seeks superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by the Portfolio's adviser, Wilmington Trust Company ("WTC" or "Adviser"), to possess strong growth characteristics. Prior to February 23, 1998, the Growth Portfolio sought to achieve its investment objective by investing at least 65% of total assets in equity securities without regard to the market capitalization of the issuers of such securities.

    The Large Cap Value Equity Portfolio (the "Value Portfolio") seeks superior long-term growth of capital by investing in large cap U.S. equity securities that are judged by WTC to be undervalued in the marketplace relative to underlying profitability.

    The Small Cap Equity Portfolio (the "Small Cap Portfolio") seeks superior long-term growth of capital by investing in small cap U.S. equity securities that are judged by WTC to either possess strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability.

    The International Equity Portfolio (the "International Portfolio") seeks superior long-term capital appreciation by investing primarily in equity securities of issuers located outside the United States.

    The Value Portfolio, Small Cap Portfolio and International Portfolio commenced operations on June 29, 1998.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund:

    SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

    FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

    (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

    The International Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Portfolio books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Portfolio may enter into forward foreign currency exchange contracts. Additionally, from time to time the International Portfolio may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
    (loss) from foreign currency transactions.

    FEDERAL INCOME TAXES. The Portfolios are treated as separate entities and intend to qualify for treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision has been made in the financial statements.

    DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income earned and net capital gains realized by the Portfolios, if any, will be made annually in December. An additional distribution may be made, if necessary. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles.To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

    DEFERRED ORGANIZATION COSTS. Costs incurred by the Value Portfolio, SmallCap Portfolio and the International Portfolio in connection with their initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date the Portfolios commenced operations.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

    OTHER. Investment security transactions are accounted for on a trade date basis. The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are reported on the accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the period ended December 31, 1998, purchases and sales of investment securities (excluding short-term investments) by the Portfolios were as follows:

                GROWTH PORTFOLIO  VALUE PORTFOLIO  SMALL CAP PORTFOLIO  INTERNATIONAL PORTFOLIO
                ----------------  ---------------  -------------------  -----------------------
    Purchases      $75,863,619      $34,997,367        $13,701,818           $28,134,809
    Sales           86,788,352       31,300,975          7,019,223            17,037,624

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective February 23, 1998, WTC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as Investment Adviser to the Fund. Under the Advisory Agreement, WTC directs the investments of each Portfolio in accordance with that Portfolio's investment objectives, policies and limitations. In addition, WTC recommends sub-advisers for the International Equity Portfolio, allocates assets among the sub-advisers, and monitors and evaluates the sub-advisers' performance. For WTC's services under the Advisory Agreement, the Growth Portfolio, Value Portfolio, Small Cap Portfolio and International Portfolio pay a monthly fee calculated daily at the annual rates of 0.55%, 0.55%, 0.60% and 0.65%, respectively, of the average daily net assets of each Portfolio. WTC has agreed to waive its fee or reimburse each Portfolio monthly to the extent that expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the average daily net assets of the Growth Portfolio, 0.75% of the average daily net assets of the Value Portfolio, 0.80% of the average daily net assets of the Small Cap Portfolio and 1.00% of the average daily net assets of the International Portfolio. WTC's fee for the Growth Portfolio for the period February 23, 1998 through December 31, 1998 amounted to $737,236, of which $179,082 was waived. WTC's fee for the Value Portfolio, Small Cap Portfolio and International Portfolio for the period June 29, 1998 through December 31, 1998, amounted to $256,307, $231,603 and $219,865, of which $59,683, $56,522 and $35,331 was waived, respectively.

    Prior to February 23, 1998, the Fund employed Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, to provide asset management, consulting services and other services to the Fund. For management services to the Fund, RSMC received an annual fee equal to 1.00% of the average daily net assets of the Growth Portfolio up to $200 million of Fund net assets and 0.95% of the average daily net assets in excess of $200 million. RSMC had agreed to waive its fees or reimburse the Growth Portfolio monthly to the extent that operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of average daily net assets. The management fees earned by RSMC for the period January 1, 1998 through February 23, 1998 amounted to $130,955.

    WTC also serves as custodian of the assets of the Growth Portfolio, Value Portfolio and Small Cap Portfolio and receives a fee for the service. PNC Bank, N.A. serves as sub-custodian to the assets of these Portfolios, and is paid by WTC out of its fee. Bankers Trust Company serves as Custodian of the International Portfolio's assets, and employs foreign sub-custodians to maintain the International Portfolio's assets outside the United States.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

    Effective February 2, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., performs certain administrative and accounting services, including determining the net asset value per share of each Portfolio, pursuant to an Administration and Accounting Services Agreement with the Fund. For the services provided, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of each Portfolio's first $1 billion of average daily net assets; 0.075% of each Portfolio's next $500 million in average net assets; 0.05% of each Portfolio's next $500 million of average daily net assets; and 0.035% of each Portfolio's average daily nets assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to a Portfolio are borne by that Portfolio. PFPC's fees for the Growth Portfolio for the period February 2, 1998 through December 31, 1998 amounted to $140,942. PFPC's fees for the Value Portfolio, Small Cap Portfolio and International Portfolio for the period June 29, 1998 through December 31, 1998, amounted to $46,601, $38,600 and $33,825, respectively.

    Prior to February 2, 1998, RSMC served as Administrator to the Fund pursuant to an Administration Agreement with the Fund on behalf of the Growth Portfolio. For the services provided, RSMC received a monthly administration fee from the Fund at an annual rate of 0.09% of the Growth Portfolio's average daily net assets. The administration fee earned by RSMC for the Growth Portfolio for the period January 1, 1998 through February 1, 1998, amounted to $5,446.

    Prior to February 2, 1998, RSMC determined the net asset value per share of the Growth Portfolio and provided accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of the Growth Portfolio. For its services, RSMC received an annual fee of $45,000, plus an amount equal to 0.02% of that portion of the Growth Portfolio's average daily net assets in excess of $100 million. For the period January 1, 1998 through February 1, 1998, RSMC's fees for accounting services for the Growth Portfolio amounted to $3,822.

    Effective February 2, 1998, PFPC serves as transfer and dividend disbursing agent to the Fund. For these services, the Fund pays PFPC an annual fee of 0.03% of the Fund's average daily net assets, plus transaction charges and out-of-pocket expenses. Prior to February 2, 1998, RSMC served as transfer and dividend disbursing agent to the Fund. For its services, the Fund paid RSMC $7 per shareholder account per year, plus various other transaction fees, subject to a minimum of $1,000 per month, plus out-of-pocket expenses.

    Pursuant to a Distribution Agreement with the Fund, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. Prior to January 26, 1998, the Fund's Board of Trustees had authorized, pursuant to a Rule 12b-1 plan of distribution, a payment of up to 0.25% of the Growth Portfolio's average daily net assets annually to reimburse RSD for expenses incurred in connection with distribution activities. Effective January 26, 1998, the Fund's Rule 12b-1 plan was terminated. For the period January 1, 1998 through January 25, 1998, expenses incurred by the Growth Portfolio under the terminated Rule 12b-1 plan amounted to $1,396.

    The salaries of all officers of the Fund, the Trustees who are "interested persons" of the Fund, RSMC, RSD, WTC or their affiliates and all personnel of the Fund, RSMC, RSD or WTC performing services related to research, statistical and investment activities are paid by RSMC, RSD, WTC or their affiliates.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================

5. FUND SHARES. At December 31, 1998, there was an unlimited number of shares of beneficial interest, $0.01 par value, authorized. The following table summarizes the activity in shares of the Portfolios:

                                              FOR THE FISCAL               FOR THE FISCAL
                                                 YEAR ENDED                   YEAR ENDED
  THE GROWTH PORTFOLIO                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                         -------------------------     ----------------------
                                          SHARES         AMOUNT         SHARES      AMOUNT
                                         --------     ------------     --------   -----------
  Shares sold ........................    601,227     $ 13,986,641      179,170   $ 3,907,003
  Shares issued in exchange for
     securities transferred in-kind
     (Note 6) ........................  4,749,182      113,362,975           --            --
  Shares issued to shareholders in
     reinvestment of distributions        972,651       22,740,589      490,664    10,372,625
  Shares redeemed ....................  (1,141,10)     (26,240,512)    (354,225)   (7,479,239)
                                       ----------     ------------    ---------   -----------
  Net increase .......................  5,181,960     $123,849,693      315,609   $ 6,800,389
                                                      ============                ===========

  Shares outstanding:
  Beginning of year ..................  4,279,574                     3,963,965
                                       ----------                     ---------
  End of year ........................  9,461,534                     4,279,574
                                       ==========                     =========

                                            FOR THE PERIOD
                                         JUNE 29, 1998(DAGGER)
THE VALUE PORTFOLIO                    THROUGH DECEMBER 31, 1998
                                      ----------------------------
                                          SHARES         AMOUNT
                                       ----------     ------------
   Shares sold .......................    998,364     $  9,377,897
   Shares issued in exchange for
      securities transferred in-kind
      (Note 6) .......................  9,470,838       94,708,383
   Shares issued to shareholders in
      reinvestment of distributions ..    231,206        2,124,787
   Shares redeemed ...................   (618,102)      (5,764,989)
                                       ----------      -----------
   Net increase ...................... 10,082,306     $100,446,078
                                                      ============
   Shares outstanding:
   Beginning of period ...............         --
                                       ----------
   End of period ..................... 10,082,306
                                       ==========

(DAGGER) Commencement of operations.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED

================================================================================

                                                   FOR THE PERIOD JUNE 29, 1998(DAGGER)
   THE SMALL CAP PORTFOLIO                              THROUGH DECEMBER 31, 1998
                                                   ------------------------------------
                                                        SHARES             AMOUNT
                                                       ---------        -----------
   Shares sold ...................................     1,594,097        $14,358,820
   Shares issued in exchange for
      securities transferred in-kind (Note 6) ....     7,904,155         79,041,552
   Shares issued to shareholders in
      reinvestment of distributions ..............        33,474            306,962
   Shares redeemed ...............................      (757,909)        (6,560,797)
                                                       ---------        -----------
   Net increase ..................................     8,773,817        $87,146,537
                                                                        ===========
   Shares outstanding:
   Beginning of period ...........................            --
                                                       ---------
   End of period .................................     8,773,817
                                                       =========


                                                   FOR THE PERIOD JUNE 29, 1998(DAGGER)
   THE INTERNATIONAL PORTFOLIO                         THROUGH DECEMBER 31, 1998
                                                   ------------------------------------
                                                         SHARES            AMOUNT
                                                       ----------       -----------
   Shares sold ...................................     1,425,587        $13,411,791
   Shares issued in exchange for
      securities transferred in-kind (Note 6) ....     6,353,419         63,534,185
   Shares issued to shareholders in
      reinvestment of distributions ..............        82,135            803,274
   Shares redeemed ...............................      (345,222)        (3,230,349)
                                                       ---------        -----------
   Net increase ..................................     7,515,919        $74,518,901
                                                                        ===========
   Shares outstanding:
   Beginning of period ...........................            --
                                                       ---------
   End of period .................................     7,515,919
                                                       =========

(DAGGER) Commencement of operations.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


6.  TRANSFERS  IN-KIND AND  COMMENCEMENT OF NEW  PORTFOLIOS.  Effective June 29,
    1998, the Wilmington Trust Growth Stock Fund ("Growth Stock Fund"), the Wilmington Trust Value Stock Fund ("Value Stock Fund"), the Wilmington Trust Small Cap Fund ("Small Cap Fund") and the Wilmington Trust International Fund ("International Fund"), each a Wilmington Trust Collective Investment Fund ("WTCIF"), transferred all of their net assets, including their securities, to the Growth Portfolio, the Value Portfolio, the Small Cap Portfolio and the International Portfolio, respectively. The shareholders of each WTCIF received shares of the respective Portfolios based on the net assets transferred divided by the net asset value of the respective Portfolio.

    The transfer was conducted on a taxable basis with respect to the Growth Stock Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was recognized by the Growth Stock Fund and the Growth Portfolio's basis in the securities reflect their market value as of the date of transfer.

    The transfer of securities was conducted on a tax-free basis with respect to the Value Stock Fund, the Small Cap Fund and the International Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was not treated as a taxable event by the Value Stock Fund, Small Cap Fund and the International Fund. The Value Portfolio's, the Small Cap Portfolio's and the International Portfolio's basis in the securities reflect their historical cost basis as of the date of transfer.

    The following table summarized the aforementioned transactions:

    THE WILMINGTON TRUST COLLECTIVE INVESTMENT FUNDS
                                         NET ASSET       UNREALIZED
                           SHARES AT     VALUE AT       APPRECIATION
    FUND NAME               6/28/98       6/28/98        AT 6/28/98
    ------------           ---------    ------------    ------------
   Growth Stock Fund       1,696,889    $113,362,975     $30,345,500
   Value Stock Fund        2,046,297      94,708,383       7,428,141
   Small Cap Fund          2,559,982      79,041,552      15,894,957
   International Fund      2,152,552      63,534,185      10,359,785

   THE RODNEY SQUARE STRATEGIC EQUITY FUND
                                        COMBINED
                            SHARES     NET ASSETS      NAV
                           ISSUED IN      AFTER        PER
    PORTFOLIO NAME         EXCHANGE     EXCHANGE      SHARE
    ---------------        ---------   ------------   ------
   Growth Portfolio        4,749,182   $209,657,472   $23.87
   Value Portfolio         9,470,838     94,708,383    10.00
   Small Cap Portfolio     7,904,155     79,041,552    10.00
   International Portfolio 6,353,419     63,534,185    10.00

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
================================================================================


7. COMMITMENTS. As of December 31, 1998, the International Portfolio had entered into forward foreign currency exchange contracts which contractually obligate the Portfolio to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
    SETTLEMENT                                             CONTRACT          VALUE AT        APPRECIATION
       DATE           CURRENCY PURCHASED                    AMOUNT           12/31/98       (DEPRECIATION)
    ----------        ------------------                  --------          --------       --------------
      1/4/99          3,343 Australian Dollar              $ 2,050           $ 2,050             $--
      1/7/99          3,538 Australian Dollar                2,174             2,170              (4)
      1/4/99          158,270 British Pound                267,445           263,332          (4,113)
      1/4/99          79,745 Deutsche Mark                  47,967            47,880             (87)
      1/5/99          67,537 Hong Kong Dollar                8,728             8,718             (10)
      1/4/99          143,434,398 Italian Lira              87,131            86,988            (143)
      1/5/99          8,611,911 Italian Lira                 5,208             5,223              15
      1/7/99          5,774,400 Italian Lira                 3,483             3,502              19
      1/8/99          12,903,362 Italian Lira                7,835             7,826              (9)
                                                          --------          --------         -------
                                                          $432,021          $427,689         $(4,332)
                                                          ========          ========         =======


                                                                                            NET UNREALIZED
    SETTLEMENT                                             CONTRACT         VALUE AT         APPRECIATION
       DATE           CURRENCY SOLD                         AMOUNT          12/31/98        (DEPRECIATION)
    ----------        ----------------                    --------          ---------      -------------
      3/1/99          1,787,500 Hong Kong Dollar          $220,000          $230,675       $ (10,675)
      3/4/99          75,655,669 Japanese Yen              568,000           674,762        (106,762)
                                                          --------          --------       ---------
                                                          $788,000          $905,437       $(117,437)
                                                          ========          ========       =========

8. SUBSEQUENT EVENT. Effective January 1, 1999, Provident Distributors, Inc. replaced Rodney Square Distributors, Inc. as the distributor of the Fund and PFPC Trust Company replaced PNC Bank, N.A. as the Fund's sub-custodian.

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
================================================================================


    To the Shareholders and Trustees of The Rodney Square Strategic Equity Fund:

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Strategic Equity Fund (comprised of the Large Cap Growth Equity, Large Cap Value Equity, Small Cap Equity and International Equity Portfolios) (the "Fund") as of December 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rodney Square Strategic Equity Fund at December 31, 1998, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 5, 1999

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================

    TAX INFORMATION

    By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Portfolio.

    Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Portfolios of the Fund paid a 20% capital gain distribution (from net long-term capital gains) during the year ended December 31, 1998. The following table summarizes the capital gain distributions:

                                                               TOTAL 20%
                                            CAPITAL GAIN      CAPITAL GAIN
                                             PER SHARE        DISTRIBUTION
                                           --------------     -----------
     Large Cap Growth Equity Portfolio        $2.7946         $23,800,865
     Large Cap Value Equity Portfolio          0.1208           1,188,602
     Small Cap Equity Portfolio                0.0164             144,305
     International Equity Portfolio            0.1091             812,763

    For  corporate  shareholders,  100%  of the  ordinary  income  distributions
    (dividend income plus short-term gains, if any) for the Large Cap Value Equity and the Small Cap Equity Portfolio qualify for the dividends-received deduction.

    SPECIAL MEETINGS OF SHAREHOLDERS

    A special meeting of the shareholders of the Growth Portfolio was held on February 23, 1998 to vote on the following proposals. The description of each proposal and the number of shares voted are as follows:

    1. Election of Trustees; Eric Brucker, Fred L. Buckner, Robert J. Christian, John J. Quindlen and Nina M. Webb. The results of the shares voted were as follows:

                    FOR                   AGAINST         ABSTAIN
                 ---------                -------         -------
                 2,978,171                 4,619             --

    2. Approval of a new investment advisory agreement for the Growth Portfolio. The results of the shares voted were as follows:

                    FOR                   AGAINST         ABSTAIN
                 ---------                --------        -------
                 2,978,171                 4,619             --

    3. Approve the amendment of the investment objectives of the Growth Portfolio. The results of the shares voted were as follows:

                    FOR                   AGAINST         ABSTAIN
                 ---------                --------        -------
                 2,978,171                 4,619             --

THE RODNEY SQUARE STRATEGIC EQUITY FUND
--------------------------------------------------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUDITED) -- CONTINUED
================================================================================


   SPECIAL MEETINGS OF SHAREHOLDERS -- CONTINUED

    4. Approve the amendment of the fundamental investment limitations of the Growth Portfolio. The results of the shares voted were as follows:

                   FOR                    AGAINST         ABSTAIN
                 ---------                -------         -------
                 2,978,171                 4,619             --

    5. Approve the amendment of the Fund's Declaration of Trust. The results of the shares voted were as follows:

                    FOR                    AGAINST         ABSTAIN
                  ---------                -------         -------
                  2,978,171                 4,619             --

    At a special meeting on December 21, 1998, shareholders of the International Equity Portfolio approved the reassignment of the sub-advisory contract with Scudder Kemper Investments, Inc. The reassignment of the sub-advisor contract was required due to a change in control of Scudder Kemper Investments, Inc. The results of the shareholder vote were as follows; 7,169,951 votes for approval, 0 votes against approval and 265,106 votes were not cast.

                      [This Page Intentionally Left Blank.]

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                   -------------------------------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                        E. Matthew Brown, VICE PRESIDENT
                   John J. Kelley, VICE PRESIDENT & TREASURER
                         Carl M. Rizzo, Esq., SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                     John C. McDonnell, ASSISTANT TREASURER
                   -------------------------------------------

                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                   -------------------------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                   -------------------------------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                     Four Falls Corporate Center, 6th Floor
                        West Conshohocken, PA 19428-2961
                   -------------------------------------------

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                   -------------------------------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                   -------------------------------------------

                                   CUSTODIANS
                            Wilmington Trust Company
                              Bankers Trust Company
                   -------------------------------------------

    THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
    INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

 RS04 12/98